UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1236

DWS Balanced Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Balanced Fund

	Shares	Value ($)

Common Stocks 57.8%
Consumer Discretionary 5.0%
Auto Components 0.4%
Aisin Seiki Co., Ltd.	400	10,413
American Axle & Manufacturing Holdings, Inc.	71,500	420,420
Autoliv, Inc.	42,600	1,663,104
Bridgestone Corp.	1,000	16,258
Compagnie Generale des Etablissements Michelin "B"	332	21,779
Continental AG	298	33,611
Denso Corp.	700	18,156
Fuel Systems Solutions, Inc.*	9,100	340,522
GKN PLC	2,953	12,398

Lear Corp.*	29,900	430,859
Magna International, Inc. "A"	1,200	70,714
Nokian Renkaat Oyj	37,902	1,633,917
Rieter Holding AG (Registered)	52	16,456
Stanley Electric Co., Ltd.	600	12,316
Stoneridge, Inc.*	26,000	342,420
Tenneco, Inc.*	2,900	41,818
Toyota Industries Corp.	400	11,546

		5,096,707
Automobiles 0.1%
Bayerische Motoren Werke (BMW) AG	271	12,166
Daimler AG (Registered)	1,751	101,599
Fiat SpA	13,867	237,129
Harley-Davidson, Inc.	23,340	883,186
Honda Motor Co., Ltd.	2,400	76,733
Isuzu Motors Ltd.	3,000	12,859
Mazda Motor Corp.	3,000	17,289
Mitsubishi Motors Corp.*	8,000	13,126
Nissan Motor Co., Ltd.	3,000	23,068
PSA Peugeot Citroen	354	17,207
Renault SA	409	34,016
Suzuki Motor Corp.	17,800	386,587
Toyota Motor Corp.	3,900	167,582
Volkswagen AG	294	93,790

		2,076,337
Distributors 0.1%
Genuine Parts Co.	46,115	1,849,673
Li & Fung Ltd.	50,000	169,807

		2,019,480
Hotels Restaurants & Leisure 0.8%
Accor SA	479	31,920
Bally Technologies, Inc.*	1,300	41,327
Buffalo Wild Wings, Inc.*	15,300	503,829
California Pizza Kitchen, Inc.*	6,400	83,520
Carnival PLC	469	16,378
CEC Entertainment, Inc.*	17,200	599,592
CKE Restaurants, Inc.	14,300	175,461
Compass Group PLC	6,414	46,188
Crown Ltd.	9,182	67,834
Darden Restaurants, Inc.	24,100	784,937
Enterprise Inns PLC	1,529	9,305
InterContinental Hotel Group PLC	796	10,410
Jack in the Box, Inc.*	11,500	248,170
Ladbrokes PLC	2,594	12,866
Lottomatica SpA	972	30,343
McDonald's Corp.	116,900	6,989,451
P.F. Chang's China Bistro, Inc.*	22,600	587,600
Shangri-La Asia Ltd.	30,000	64,361
Sodexo	268	17,460
TABCORP Holding Ltd.	12,865	103,983
Tatts Group Ltd.	28,901	66,310
Town Sports International Holdings, Inc.*	44,100	440,559
TUI AG	491	11,267
Whitbread PLC	725	15,851

WMS Industries, Inc.*	22,800	642,504
Yum! Brands, Inc.	9,800	351,036

		11,952,462
Household Durables 0.4%
CSS Industries, Inc.	7,800	220,584
D.R. Horton, Inc.	108,600	1,207,632
Electrolux AB "B"	2,600	31,294
Furniture Brands International, Inc.	15,100	179,237
Hooker Furniture Corp.	9,400	157,168
Husqvarna AB "B"	2,800	23,156
Leggett & Platt, Inc.	25,100	489,450
Lennar Corp. "A"	117,800	1,425,380
Libbey, Inc.	7,700	69,839
Makita Corp.	15,000	514,018
Matsushita Electric Industrial Co., Ltd.	3,000	63,555
NVR, Inc.*	700	386,624
Persimmon PLC	863	4,878
Ryland Group, Inc.	13,900	286,201
Sharp Corp.	1,000	13,896
Sony Corp.	1,500	56,495
Tupperware Brands Corp.	19,600	764,400

		5,893,807
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	3,500	267,190
Home Retail Group PLC	2,228	9,520
Netflix, Inc.*	16,600	512,774
Stamps.com, Inc.*	3,700	50,357

		839,841
Media 1.2%
British Sky Broadcasting Group PLC	4,143	37,109
CBS Corp. "B"	103,700	1,696,532
Comcast Corp. "A"	65,300	1,346,486
DENTSU, Inc.	6	13,237
Fairfax Media Ltd.	32,003	82,034
Gannett Co., Inc.	70,631	1,279,834
Gestevision Telecinco SA	1,501	20,195
Global Sources Ltd.*	29,090	402,024
ITV PLC	10,128	8,477
Lagardere SCA	340	18,620
Liberty Media Corp. - Capital "A"*	6,000	93,240
Mediaset SpA	13,494	95,665
Modern Times Group MTG AB "B"	525	29,534
Morningstar, Inc.*	6,200	390,352
Omnicom Group, Inc.	96,580	4,123,000
Pearson PLC	3,225	41,332
Publicis Groupe	417	13,576
Reed Elsevier NV	10,499	173,281
Reed Elsevier PLC	4,259	48,408
Seat Pagine Gialle SpA*	57,838	6,541
SES "A" (FDR)	606	14,748
Shaw Communications, Inc. "B"	5,300	112,423
Singapore Press Holdings Ltd.	304,000	894,610
The DIRECTV Group, Inc.*	44,200	1,194,284
Thomson Reuters Corp.	3,100	100,059

Thomson Reuters PLC	923	24,867
United Business Media Ltd.	1,276	14,219
Vivendi	2,506	104,744
Walt Disney Co.	155,300	4,713,355
Wolters Kluwer NV	5,260	122,109
WPP Group PLC	4,008	38,149
Yellow Pages Income Fund (Unit)	2,800	24,693

		17,277,737
Multiline Retail 0.4%
Canadian Tire Corp. Ltd. "A"	3,900	207,464
Kohl's Corp.*	51,690	2,166,328
Macy's, Inc.	94,400	1,775,664
Marks & Spencer Group PLC	3,639	18,580
Next PLC	536	10,073
PPR	179	19,390
Target Corp.	33,800	1,528,774

		5,726,273
Specialty Retail 1.0%
America's Car-Mart, Inc.*	14,900	296,808
AnnTaylor Stores Corp.*	87,300	1,968,615
Best Buy Co., Inc.	58,500	2,323,620
Children's Place Retail Stores, Inc.*	12,200	464,210
Esprit Holdings Ltd.	119,800	1,280,447
GameStop Corp. "A"*	28,500	1,154,535
Gymboree Corp.*	13,200	493,680
Hennes & Mauritz AB "B"	5,025	269,151
Hot Topic, Inc.*	34,300	215,747
Industria de Diseno Textil SA	8,494	408,236
Jo-Ann Stores, Inc.*	12,300	270,231
Jos. A. Bank Clothiers, Inc.*	20,600	461,440
Kingfisher PLC	6,218	14,454
Lowe's Companies, Inc.	50,400	1,024,128
Rent-A-Center, Inc.*	27,300	578,760
Staples, Inc.	76,780	1,727,550
Systemax, Inc.	23,200	380,712
The Buckle, Inc.	11,400	586,758
Tiffany & Co.	24,900	940,971
Tween Brands, Inc.*	12,700	174,879
Yamada Denki Co., Ltd.	150	10,131

		15,045,063
Textiles, Apparel & Luxury Goods 0.5%
Adidas AG	8,510	522,589
Billabong International Ltd.	772	7,313
Burberry Group PLC	1,345	11,943
Compagnie Financiere Richemont SA "A" (Unit)	4,954	297,274
Deckers Outdoor Corp.*	4,700	531,147
Fossil, Inc.*	20,300	543,634
G-III Apparel Group Ltd.*	8,300	133,049
Gildan Activewear, Inc.*	1,800	45,776
Hanesbrands, Inc.*	73,600	1,577,984
Hermes International	172	27,304
Luxottica Group SpA	1,559	38,018
LVMH Moet Hennessy Louis Vuitton SA	524	57,825
NIKE, Inc. "B"	12,000	704,160

Perry Ellis International, Inc.*	17,650	383,887
Quiksilver, Inc.*	68,400	524,628
Steven Madden Ltd.*	4,600	103,454
Swatch Group AG (Bearer)	305	70,646
Swatch Group AG (Registered)	513	22,438
Timberland Co. "A"*	11,400	163,476
True Religion Apparel, Inc.*	15,400	397,936
UniFirst Corp.	9,300	416,361

		6,580,842
Consumer Staples 4.8%
Beverages 0.9%
Asahi Breweries Ltd.	2,400	44,922
Carlsberg AS "B"	18,950	1,537,434
Coca-Cola Amatil Ltd.	6,417	46,208
Diageo PLC	95,245	1,661,930
Dr. Pepper Snapple Group, Inc.*	67,782	1,401,054
Foster's Group Ltd.	14,875	68,926
Heineken NV	1,879	87,395
InBev NV	9,620	647,642
Kirin Holdings Co., Ltd.	5,000	76,059
Pepsi Bottling Group, Inc.	104,900	2,921,465
PepsiCo, Inc.	76,950	5,121,792
Pernod Ricard SA	978	85,059
SABMiller PLC	2,214	45,938

		13,745,824
Food & Staples Retailing 1.3%
AEON Co., Ltd.	3,700	44,889
Carrefour SA	2,828	143,855
Casino Guichard-Perrachon SA	260	25,860
Colruyt SA	258	71,793
CVS Caremark Corp.	84,038	3,067,387
Delhaize Group	1,558	85,572
George Weston Ltd.	1,100	47,859
J Sainsbury PLC	4,178	26,055
Kesko Oyj "B"	423	11,682
Koninklijke Ahold NV	7,918	90,152
Kroger Co.	84,700	2,395,316
Lawson, Inc.	300	15,517
Loblaw Companies Ltd.	2,500	70,804
Metro AG	2,692	152,075
Metro, Inc. "A"	1,400	33,648
Nash Finch Co.	2,500	98,675
Seven & I Holdings Co., Ltd.	5,000	152,830
Shoppers Drug Mart Corp.	23,100	1,226,345
SUPERVALU, Inc.	62,600	1,603,812
Sysco Corp.	89,400	2,535,384
Tesco PLC	18,684	132,754
Wal-Mart Stores, Inc.	70,600	4,138,572
Walgreen Co.	40,020	1,374,287
Wesfarmers Ltd.	4,643	148,929
Wesfarmers Ltd. (PPS)	464	14,895
William Morrison Supermarkets PLC	5,191	26,464
Winn-Dixie Stores, Inc.*	28,600	454,454

Woolworths Ltd.	8,539	200,555

		18,390,420
Food Products 1.2%
Ajinomoto Co., Inc.	4,000	41,068
Cadbury PLC	3,264	38,538
Cal-Maine Foods, Inc.	13,100	496,490
Chaoda Modern Agriculture (Holdings) Ltd.	258,000	298,390
Danisco AS	2,100	143,233
Darling International, Inc.*	44,000	711,920
Dean Foods Co.*	64,310	1,369,803
Flowers Foods, Inc.	31,900	959,233
Fresh Del Monte Produce, Inc.*	10,700	225,556
General Mills, Inc.	37,166	2,393,119
Golden Agri-Resources Ltd.	22,000	11,463
Groupe DANONE	21,159	1,574,913
IAWS Group PLC	660	15,345
Imperial Sugar Co.	18,800	262,824
Kellogg Co.	30,120	1,598,167
Kerry Group PLC "A" (b)	7,547	212,845
Kerry Group PLC "A" (b)	5,090	141,184
Kraft Foods, Inc. "A"	70,501	2,243,342
Nestle SA (Registered)	45,232	1,982,321
Nissin Food Products Co., Ltd.	500	16,368
Parmalat SpA	9,453	23,426
Ralcorp Holdings, Inc.*	4,200	226,632
Sanderson Farms, Inc.	11,600	460,984
Saputo, Inc.	3,200	82,816
Tate & Lyle PLC	1,463	11,276
Tyson Foods, Inc. "A"	105,400	1,570,460
Unilever NV (CVA)	10,778	297,946
Unilever PLC	3,062	83,857
Wilmar International Ltd.	4,000	12,767
Yakult Honsha Co., Ltd.	700	20,028

		17,526,314
Household Products 0.5%
Colgate-Palmolive Co.	50,940	3,783,314
Henkel AG & Co. KGaA	1,850	70,903
Kao Corp.	3,000	77,765
Procter & Gamble Co.	56,950	3,729,086
Reckitt Benckiser Group PLC	1,071	58,538

		7,719,606
Personal Products 0.1%
Alberto-Culver Co.	14,400	386,352
American Oriental Bioengineering, Inc.*	39,200	370,440
Beiersdorf AG	1,967	126,844
Estee Lauder Companies, Inc. "A"	4,700	207,270
L'Oreal SA	1,245	130,585
Shiseido Co., Ltd.	2,000	44,408

		1,265,899
Tobacco 0.8%
Alliance One International, Inc.*	43,100	192,657
Altria Group, Inc.	78,900	1,605,615
British American Tobacco PLC	3,562	128,504
Imperial Tobacco Group PLC	16,163	604,103
Japan Tobacco, Inc.	27	126,343

Philip Morris International, Inc.	127,346	6,577,421
Reynolds American, Inc.	31,693	1,769,420
Swedish Match AB	28,400	562,728

		11,566,791
Energy 9.3%
Energy Equipment & Services 2.1%
Acergy SA	1,100	18,499
Aker Solutions ASA	5,800	136,985
AMEC PLC	158,606	2,649,068
Baker Hughes, Inc.	35,470	2,940,818
ENSCO International, Inc.	33,781	2,335,618
Fugro NV (CVA)	1,904	135,033
Halliburton Co.	148,867	6,672,219
Noble Corp.	85,106	4,414,448
Petroleum Geo-Services ASA*	3,600	83,571
Prosafe Production Public Ltd.*	1,100	4,616
ProSafe SE	1,100	9,574
RPC, Inc.	24,700	424,593
Saipem SpA	631	24,401
SBM Offshore NV	5,256	117,507
Schlumberger Ltd.	51,150	5,196,840
Seadrill Ltd.	1,500	45,072
Technip SA	239	20,236
Transocean, Inc.*	25,528	3,472,574
Trico Marine Services, Inc.*	16,000	408,320
Weatherford International Ltd.*	46,982	1,772,631
WorleyParsons Ltd.	832	24,674

		30,907,297
Oil, Gas & Consumable Fuels 7.2%
Alpha Natural Resources, Inc.*	12,200	1,207,190
Apache Corp.	22,600	2,535,042
ATP Oil & Gas Corp.*	19,100	543,395
Berry Petroleum Co. "A"	14,100	606,864
BG Group PLC	42,293	955,568
Bill Barrett Corp.*	12,000	493,680
BP PLC	12,587	129,280
Brigham Exploration Co.*	31,800	445,200
Callon Petroleum Co.*	23,300	535,667
Cameco Corp. (b)	58,049	2,085,701
Cameco Corp. (b)	500	17,852
Canadian Natural Resources Ltd.	500	39,069
Canadian Oil Sands Trust (Unit)	300	15,071
Chevron Corp.	94,050	7,952,868
Cimarex Energy Co.	32,000	1,667,520
Clayton Williams Energy, Inc.*	5,500	512,600
CNOOC Ltd.	598,400	881,983
Comstock Resources, Inc.*	14,100	860,241
ConocoPhillips	104,237	8,507,824
Devon Energy Corp.	69,852	6,628,256
El Paso Corp.	121,200	2,173,116
Enbridge, Inc.	400	17,552
EnCana Corp.	700	50,520
Encore Acquisition Co.*	48,100	2,975,947
Eni SpA	9,530	322,373

EOG Resources, Inc.	41,230	4,144,852
EXCO Resources, Inc.*	24,700	643,435
ExxonMobil Corp.	85,200	6,852,636
Frontline Ltd.	29,000	1,860,930
Gazprom (ADR)	31,950	1,530,772
Hess Corp.	44,635	4,525,989
Husky Energy, Inc.	400	17,712
Imperial Oil Ltd.	500	24,635
INPEX Holdings, Inc.	10	100,491
James River Coal Co.*	9,600	416,160
KazMunaiGas Exploration Production (GDR) 144A	22,500	573,750
Knightsbridge Tankers Ltd.	11,600	372,476
Marathon Oil Corp.	51,344	2,539,988
Mariner Energy, Inc.*	48,400	1,280,664
McMoRan Exploration Co.*	21,000	563,430
Mongolia Energy Corp., Ltd.*	35,000	36,353
Murphy Oil Corp.	6,300	502,299
Neste Oil Oyj	358	8,648
Nexen, Inc. (b)	700	22,020
Nexen, Inc. (b)	64,354	2,036,161
Nippon Mining Holdings, Inc.	11,000	66,406
Nippon Oil Corp.	17,000	106,947
Noble Energy, Inc.	88,494	6,537,052
Occidental Petroleum Corp.	75,590	5,958,760
OMV AG	4,449	306,577
Origin Energy Ltd.	5,715	85,014
Paladin Energy Ltd.*	4,648	23,628
Parallel Petroleum Corp.*	9,600	157,248
Petro-Canada	600	27,693
Petroleo Brasileiro SA (ADR)	17,400	972,834
PetroQuest Energy, Inc.*	26,500	553,055
PT Bumi Resources Tbk	566,200	418,294
Repsol YPF SA	18,651	626,263
Rosetta Resources, Inc.*	20,100	474,762
Royal Dutch Shell PLC "A"	2,398	85,425
Royal Dutch Shell PLC "B"	1,824	64,251
Santos Ltd.	3,740	63,098
StatoilHydro ASA	37,450	1,216,721
Suncor Energy, Inc. (b)	10,900	592,504
Suncor Energy, Inc. (b)	78,252	4,264,734
Sunoco, Inc.	36,600	1,486,326
Swift Energy Co.*	13,900	706,398
Talisman Energy, Inc. (b)	800	14,305
Talisman Energy, Inc. (b)	87,395	1,558,253
TonenGeneral Sekiyu KK	4,000	33,805
Total SA	11,747	900,635
Valero Energy Corp.	13,600	454,376
W&T Offshore, Inc.	31,100	1,376,486
Williams Companies, Inc.	82,700	2,650,535
Woodside Petroleum Ltd.	2,906	145,415
XTO Energy, Inc.	50,795	2,399,048

		104,540,628

Financials 7.4%
Capital Markets 1.1%
3i Group PLC	82,430	1,463,631
Bank of New York Mellon Corp.	85,900	3,049,450
BGC Partners, Inc. "A"*	7,700	54,670
Charles Schwab Corp.	40,950	937,345
Credit Suisse Group (Registered)	1,813	91,016
Daiwa Securities Group, Inc.	3,000	25,914
IGM Financial, Inc.	400	16,696
Julius Baer Holding AG (Registered)	373	23,798
Lehman Brothers Holdings, Inc.	74,500	1,291,830
Man Group PLC	68,792	830,999
Mediobanca SpA	1,107	16,094
Morgan Stanley	17,595	694,651
Nomura Holdings, Inc.	2,900	41,833
Prospect Capital Corp.	34,694	457,961
Raymond James Financial, Inc.	31,300	904,570
State Street Corp.	71,890	5,150,200
UBS AG (Registered)*	5,807	111,119

		15,161,777
Commercial Banks 2.2%
Allied Irish Banks PLC	12,988	159,294
Anglo Irish Bank Corp. PLC	15,387	121,075
Australia & New Zealand Banking Group Ltd.	2,816	42,295
Banca Monte dei Paschi di Siena SpA	2,902	8,228
Banca Popolare di Milano Scarl	11,718	117,882
Banco Bilbao Vizcaya Argentaria SA	7,772	142,179
Banco Bradesco SA (ADR) (Preferred)	47,100	999,933
Banco Comercial Portugues SA (Registered)	227,729	406,044
Banco Espirito Santo SA (Registered)	17,025	254,556
Banco Latinoamericano de Exportaciones SA "E"	6,400	117,376
Banco Popolare Societa Cooperativa	804	14,439
Banco Popular Espanol SA	1,775	19,436
Banco Santander SA	9,357	180,556
Bank of East Asia Ltd.	6,000	28,915
Bank of Ireland	16,126	133,981
Bank of Montreal	900	42,137
Bank of Nova Scotia	1,700	82,979
Barclays PLC	4,711	31,637
BB&T Corp.	151,836	4,254,445
BNP Paribas	10,259	1,018,640
BOC Hong Kong (Holdings) Ltd.	15,500	39,072
Canadian Imperial Bank of Commerce (b)	30,635	1,861,076
Canadian Imperial Bank of Commerce (b)	600	36,318
Chuo Mitsui Trust Holdings, Inc.	2,000	12,336
City Holding Co.	5,400	240,192
Commercial Bank of Qatar (GDR) 144A*	148,700	1,116,715
Commerzbank AG	1,288	41,663
Commonwealth Bank of Australia	1,927	71,021
Credit Agricole SA	1,154	24,727
Danske Bank AS	9,200	259,869
DBS Group Holdings Ltd.	9,000	125,702
Deutsche Postbank AG	203	14,386
Dexia SA	2,113	28,817
DnB NOR ASA	61,800	789,323
Erste Bank der oesterreichischen Sparkassen AG	9,708	622,994

First Financial Bankshares, Inc.	4,800	220,272
First Merchants Corp.	3,500	73,500
Grupo Financiero Banorte SAB de CV "O"	180,900	778,471
Hang Seng Bank Ltd.	4,200	82,565
HBOS PLC	2,564	14,716
HSBC Holdings PLC (Registered)	33,352	551,814
ICICI Bank Ltd. (ADR)	11,500	340,515
Intesa Sanpaolo	252,909	1,425,154
Intesa Sanpaolo (RNC)	1,308	6,865
Jyske Bank AS (Registered)*	1,200	75,780
KBC Groep NV	5,170	524,180
Lakeland Bancorp., Inc.	4,800	55,248
Lloyds TSB Group PLC	4,121	24,058
Mitsubishi UFJ Financial Group, Inc.	77,900	686,403
Mizuho Financial Group, Inc.	13	62,252
National Australia Bank Ltd.	2,506	57,069
National Bank of Canada	400	19,532
National Penn Bancshares, Inc.	46,800	628,524
Nordea Bank AB	11,800	168,269
Old National Bancorp.	21,600	327,888
Oriental Financial Group, Inc.	33,500	581,895
Oversea-Chinese Banking Corp., Ltd.	24,000	147,395
PNC Financial Services Group, Inc.	11,900	848,351
Qatar National Bank*	2,907	187,170
Raiffeisen International Bank-Holding AG	1,156	144,210
Republic Bancorp., Inc. "A"	4,700	145,418
Resona Holdings, Inc.	9	12,879
Royal Bank of Canada	2,200	101,519
Royal Bank of Scotland Group PLC	6,738	28,196
Santander BanCorp.	17,600	193,248
Skandinaviska Enskilda Banken AB "A"	2,700	55,816
Societe Generale	900	83,794
Southside Bancshares, Inc.	3,500	69,405
Standard Chartered PLC	24,584	747,333
Sterling Bancshares, Inc.	25,050	243,486
Sumitomo Mitsui Financial Group, Inc.	9	69,341
Sumitomo Trust & Banking Co., Ltd.	3,000	20,479
Susquehanna Bancshares, Inc.	32,700	468,264
Svenska Handelsbanken AB "A"	2,800	71,314
Swedbank AB "A"	800	16,722
Sydbank AS	1,650	62,765
Synovus Financial Corp.	101,104	961,499
The Bank of Yokohama Ltd.	2,000	12,822
The Chiba Bank Ltd.	2,000	13,343
Tompkins Financial Corp.	3,800	162,298
Toronto-Dominion Bank	500	30,417
UMB Financial Corp.	15,800	870,106
UniCredit SpA	138,485	825,240
Unione di Banche Italiane ScpA	1,201	28,492
United Overseas Bank Ltd.	49,000	695,732
US Bancorp.	137,400	4,205,814
VTB Bank OJSC (GDR) 144A*	103,100	720,669
Westpac Banking Corp.	2,811	56,047

		32,464,792

Consumer Finance 0.1%
Advanta Corp. "B"	36,000	284,760
Cash America International, Inc.	15,700	661,912
Credit Saison Co., Ltd.	600	12,554
EZCORP, Inc. "A"*	25,100	451,298
First Cash Financial Services, Inc.*	3,100	59,117
ORIX Corp.	160	24,217
World Acceptance Corp.*	12,200	399,672

		1,893,530
Diversified Financial Services 0.8%
ASX Ltd.	363	11,676
Bank of America Corp.	40,700	1,339,030
CIT Group, Inc.	121,900	1,033,712
Citigroup, Inc.	33,900	633,591
CME Group, Inc.	4,487	1,615,903
Compagnie Nationale a Portefeuille	196	15,423
Deutsche Boerse AG	3,695	421,312
Encore Capital Group, Inc.*	7,300	89,425
Fortis	25,633	362,208
Groupe Bruxelles Lambert SA	343	38,058
Hong Kong Exchanges & Clearing Ltd.	3,600	53,282
ING Groep NV (CVA)	7,493	244,947
Interactive Brokers Group, Inc. "A"*	4,800	134,688
Investor AB "B"	2,000	43,542
JPMorgan Chase & Co.	119,605	4,859,551
KBC Ancora	162	12,930
Mitsubishi UFJ Lease & Finance Co., Ltd.	310	13,538
Singapore Exchange Ltd.	7,000	34,652
The Nasdaq OMX Group, Inc.*	21,980	610,385

		11,567,853
Insurance 2.1%
ACE Ltd.	87,960	4,459,572
Aegon NV	5,816	68,277
Aflac, Inc.	37,562	2,088,823
Alleanza Assicurazioni SpA	735	7,179
Alleghany Corp.*	2,384	751,604
Allianz SE (Registered)	4,372	741,470
Allied World Assurance Co. Holdings Ltd.	29,700	1,235,817
Allstate Corp.	34,634	1,600,783
American Physicians Capital, Inc.	2,200	109,516
AMP Ltd.	3,058	18,630
AmTrust Financial Services, Inc.	38,400	559,488
Aspen Insurance Holdings Ltd.	17,400	441,786
Assicurazioni Generali SpA	1,665	57,818
Aviva PLC	1,867	18,525
Axa	14,927	440,885
AXA Asia Pacific Holdings Ltd.	1,676	6,999
Cincinnati Financial Corp.	24,195	673,589
CNP Assurances	77	8,576
Crawford & Co. "B"*	12,500	127,500
Fidelity National Financial, Inc. "A"	50,111	669,483
First American Corp.	15,900	400,680
Genworth Financial, Inc. "A"	79,859	1,275,348
Great-West Lifeco, Inc.	500	14,566
Greenlight Capital Re Ltd. "A"*	4,600	94,760
Hallmark Financial Services, Inc.*	14,800	143,116

Hartford Financial Services Group, Inc.	8,000	507,120
Insurance Australia Group Ltd.	3,370	12,281
Irish Life & Permanent PLC	17,050	137,163
Legal & General Group PLC	6,916	13,300
Loews Corp.	38,448	1,713,243
Manulife Financial Corp.	2,500	92,094
MetLife, Inc.	83,404	4,234,421
Millea Holdings, Inc.	1,100	41,053
Mitsui Sumitomo Insurance Group Holdings, Inc.*	600	19,764
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	406	67,621
Navigators Group, Inc.*	10,400	494,624
NIPPONKOA Insurance Co., Ltd.	1,000	7,994
Odyssey Re Holdings Corp.	23,322	911,190
Old Mutual PLC	28,741	54,816
Platinum Underwriters Holdings Ltd.	17,200	620,920
Power Corp. of Canada	600	18,300
Power Financial Corp.	400	13,204
Prudential PLC	73,698	790,352
QBE Insurance Group Ltd.	28,126	597,585
Reinsurance Group of America, Inc.	17,500	869,750
Sampo Oyj "A"	14,219	357,450
Seabright Insurance Holdings*	16,600	190,900
Sompo Japan Insurance, Inc.	2,000	19,809
Storebrand ASA	21,900	151,436
Sun Life Financial, Inc.	900	34,982
Suncorp-Metway Ltd.	1,450	18,013
Swiss Life Holding (Registered)*	62	15,941
Swiss Re (Registered)	602	37,386
T&D Holdings, Inc.	300	18,862
The Travelers Companies, Inc.	25,440	1,122,413
Topdanmark AS*	425	61,599
Unum Group	49,225	1,189,276
Vienna Insurance Group	541	36,100
Zurich Financial Services AG (Registered)	243	63,844

		30,549,596
Real Estate Investment Trusts 0.7%
Annaly Capital Management, Inc. (REIT)	13,700	206,459
Apartment Investment & Management Co. "A" (REIT)	5,610	191,694
AvalonBay Communities, Inc. (REIT)	3,700	368,927
BioMed Realty Trust, Inc. (REIT)	7,700	198,660
Boston Properties, Inc. (REIT)	6,100	586,759
CapitaMall Trust (REIT)	10,000	21,851
Corio NV (REIT)	227	17,431
Corporate Office Properties Trust (REIT)	8,800	342,144
Cousins Properties, Inc. (REIT)	11,000	241,670
Equity Lifestyle Properties, Inc. (REIT)	5,400	259,254
Equity Residential (REIT)	14,100	608,697
First Industrial Realty Trust, Inc. (REIT)	12,700	314,833
Glimcher Realty Trust (REIT)	11,300	105,203
Goodman Group (REIT)	3,467	8,201
GPT Group (REIT)	4,877	6,852
HCP, Inc. (REIT)	5,800	209,206
Healthcare Realty Trust, Inc. (REIT)	8,300	240,783
Home Properties, Inc. (REIT)	7,100	390,642
Hospitality Properties Trust (REIT)	9,400	200,220

Host Hotels & Resorts, Inc. (REIT)	17,200	225,492
Kimco Realty Corp. (REIT)	6,100	215,269
LaSalle Hotel Properties (REIT)	8,200	186,222
Lexington Realty Trust (REIT)	18,900	272,160
Link (REIT)	8,000	17,932
Maguire Properties, Inc. (REIT)	8,600	92,794
Mid-America Apartment Communities, Inc. (REIT)	5,800	333,326
OMEGA Healthcare Investors, Inc. (REIT)	9,000	155,430
Parkway Properties, Inc. (REIT)	8,100	285,849
Pennsylvania Real Estate Investment Trust (REIT)	7,200	132,624
Potlatch Corp. (REIT)	5,700	265,449
ProLogis (REIT)	5,500	268,840
Public Storage (REIT)	3,700	302,993
Realty Income Corp. (REIT)	12,900	324,951
Redwood Trust, Inc. (REIT)	3,800	82,954
Senior Housing Properties Trust (REIT)	18,500	389,425
Simon Property Group, Inc. (REIT)	10,800	1,000,404
Sovran Self Storage, Inc. (REIT)	4,900	204,869
Stockland (REIT)	2,927	12,548
Strategic Hotels & Resorts, Inc. (REIT)	15,600	123,084
Sunstone Hotel Investors, Inc. (REIT)	14,900	192,806
Unibail-Rodamco (REIT)	125	28,087
Vornado Realty Trust (REIT)	5,200	494,364
Washington Real Estate Investment Trust (REIT)	11,100	380,286
Wereldhave NV (REIT)	152	16,304
Westfield Group (REIT)	2,826	42,462

		10,566,410
Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. "A"	1,000	33,693
CapitaLand Ltd.	12,000	49,727
Cheung Kong (Holdings) Ltd.	4,000	56,242
City Developments Ltd.	2,000	16,551
Hang Lung Properties Ltd.	7,000	21,961
Henderson Land Development Co., Ltd.	4,000	24,759
Hopewell Holdings Ltd.	10,000	35,854
Immoeast AG*	9,787	70,060
Immofinanz Immobilien Anlagen AG	11,323	102,737
Kerry Properties Ltd.	1,500	7,914
Lend Lease Corp., Ltd.	911	8,570
Meinl European Land Ltd.*	6,556	65,382
Mitsubishi Estate Co., Ltd.	2,000	47,920
Mitsui Fudosan Co., Ltd.	2,000	44,905
New World Development Co., Ltd.	7,000	13,106
Sino Land Co., Ltd.	8,000	16,022
Sumitomo Realty & Development Co., Ltd.	1,000	20,376
Sun Hung Kai Properties Ltd.	5,000	74,600
Swire Pacific Ltd. "A"	3,000	31,928
Wharf Holdings Ltd.	119,000	526,910

		1,269,217
Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial	21,501	869,500
Dime Community Bancshares	33,000	552,090
Doral Financial Corp.*	13,200	183,348
Flagstar Bancorp., Inc.	86,800	385,392
Flushing Financial Corp.	16,500	290,895

New York Community Bancorp., Inc.	58,100	965,622
Northwest Bancorp., Inc.	4,000	103,800
Ocwen Financial Corp.*	27,900	168,516
WSFS Financial Corp.	2,500	136,125

		3,655,288
Health Care 8.0%
Biotechnology 1.2%
Actelion Ltd. (Registered)*	272	14,777
Alnylam Pharmaceuticals, Inc.*	16,400	570,392
Celgene Corp.*	27,000	2,038,230
CSL Ltd.	9,966	323,617
Cubist Pharmaceuticals, Inc.*	23,700	537,042
Emergent Biosolutions, Inc.*	20,000	269,400
Enzon Pharmaceuticals, Inc.*	60,300	493,254
Genentech, Inc.*	32,000	3,048,000
Gilead Sciences, Inc.*	144,820	7,817,384
Grifols SA	953	28,509
Isis Pharmaceuticals, Inc.*	30,500	522,465
Onyx Pharmaceuticals, Inc.*	11,000	445,500
OSI Pharmaceuticals, Inc.*	14,500	763,135
PDL BioPharma, Inc.	46,800	522,756

		17,394,461
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	142,344	9,766,222
Becton, Dickinson & Co.	42,600	3,617,166
C.R. Bard, Inc.	17,920	1,663,693
Cochlear Ltd.	1,073	44,539
Cynosure, Inc. "A"*	3,600	88,992
Essilor International SA	1,930	95,389
Getinge AB "B"	800	18,591
Hologic, Inc.*	33,100	611,357
Hospira, Inc.*	17,200	656,352
Intuitive Surgical, Inc.*	900	280,161
Kensey Nash Corp.*	1,000	34,730
Medtronic, Inc.	41,560	2,195,615
Merit Medical Systems, Inc.*	28,200	569,922
Nobel Biocare Holding AG (Bearer)	485	14,918
Olympus Corp.	2,000	67,127
Quidel Corp.*	23,100	468,006
Smith & Nephew PLC	4,258	45,405
Sonova Holding AG (Registered)	186	13,520
STERIS Corp.	22,100	755,157
SurModics, Inc.*	8,800	370,392
Synthes, Inc.	232	32,073
Terumo Corp.	16,000	823,998
William Demant Holding AS*	125	7,576
Zimmer Holdings, Inc.*	25,270	1,741,356

		23,982,257
Health Care Providers & Services 1.5%
Aetna, Inc.	130,300	5,343,603
Alliance Imaging, Inc.*	6,500	61,620
Almost Family, Inc.*	11,200	367,920
Apria Healthcare Group, Inc.*	13,700	263,177
Celesio AG	2,085	68,216

Centene Corp.*	21,900	488,589
Chindex International, Inc.*	7,400	114,774
CorVel Corp.*	15,300	501,075
Express Scripts, Inc.*	38,100	2,687,574
Fresenius Medical Care AG & Co. KGaA	24,386	1,348,194
Health Management Associates, Inc. "A"*	142,700	877,605
Healthspring, Inc.*	31,400	610,730
Kindred Healthcare, Inc.*	20,700	558,279
Laboratory Corp. of America Holdings*	19,500	1,317,810
Landauer, Inc.	400	25,732
LifePoint Hospitals, Inc.*	29,200	835,996
Mediceo Paltac Holdings Co., Ltd.	1,400	23,336
Owens & Minor, Inc.	19,600	900,032
RehabCare Group, Inc.*	13,000	215,280
Res-Care, Inc.*	10,200	187,272
Sonic Healthcare Ltd.	6,569	85,185
Suzuken Co., Ltd.	600	20,631
UnitedHealth Group, Inc.	26,660	748,613
WellPoint, Inc.*	86,349	4,529,005

		22,180,248
Health Care Technology 0.0%
Agfa Gevaert NV*	956	7,109
Phase Forward, Inc.*	6,400	117,760

		124,869
Life Sciences Tools & Services 0.5%
Albany Molecular Research, Inc.*	2,000	30,600
Cambrex Corp.*	14,200	108,062
eResearchTechnology, Inc.*	32,700	476,112
Gerresheimer AG	18,826	976,876
Lonza Group AG (Registered)	9,470	1,376,057
MDS, Inc.*	700	9,831
Thermo Fisher Scientific, Inc.*	66,167	4,004,427

		6,981,965
Pharmaceuticals 3.1%
Abbott Laboratories	66,594	3,751,906
Astellas Pharma, Inc.	5,300	229,186
AstraZeneca PLC	6,600	319,909
Bayer AG	20,181	1,744,226
Caraco Pharmaceutical Laboratories Ltd.*	17,400	242,730
Chugai Pharmaceutical Co., Ltd.	2,900	46,047
Cypress Bioscience, Inc.*	40,300	350,610
Daiichi Sankyo Co., Ltd.	7,000	208,644
Eisai Co., Ltd.	2,600	92,744
Elan Corp. PLC*	36,705	758,684
Eli Lilly & Co.	110,750	5,217,433
GlaxoSmithKline PLC	24,939	580,601
Hisamitsu Pharmaceutical Co., Inc.	600	25,064
Johnson & Johnson	87,066	5,961,409
Kyowa Hakko Kogyo Co., Ltd.	3,000	33,455
Medicines Co.*	30,700	681,847
Medicis Pharmaceutical Corp. "A"	33,400	613,224
Merck & Co., Inc.	163,846	5,390,533
Merck KGaA	1,877	226,916
Mitsubishi Tanabe Pharma Corp.	3,000	38,965

Novartis AG (Registered)	8,447	500,697
Novo Nordisk AS "B"	23,650	1,504,572
Ono Pharmaceutical Co., Ltd.	900	49,529
Pfizer, Inc.	475,707	8,881,450
POZEN, Inc.*	7,400	90,132
Roche Holding AG (Genusschein)	10,678	1,971,890
Salix Pharmaceuticals Ltd.*	57,800	461,244
Sanofi-Aventis	10,531	739,061
Shionogi & Co., Ltd.	3,000	58,601
Shire Ltd.	2,151	35,210
Taisho Pharmaceutical Co., Ltd.	1,000	20,672
Takeda Pharmaceutical Co., Ltd.	8,900	472,767
Teva Pharmaceutical Industries Ltd. (ADR)	35,544	1,593,793
UCB SA	14,451	492,865
Wyeth	44,903	1,819,470

		45,206,086
Industrials 6.8%
Aerospace & Defense 1.8%
BAE Systems PLC	68,474	608,953
Boeing Co.	58,100	3,550,491
Bombardier, Inc. "B"	11,600	83,152
CAE, Inc.	2,600	28,083
Cobham PLC	3,674	14,684
Esterline Technologies Corp.*	12,200	595,116
European Aeronautic Defence & Space Co.	703	13,211
Finmeccanica SpA	654	19,309
Goodrich Corp.	38,400	1,886,976
Honeywell International, Inc.	153,477	7,802,771
Northrop Grumman Corp.	19,500	1,314,105
Raytheon Co.	32,557	1,853,470
Rolls-Royce Group PLC*	6,433	45,312
Singapore Technologies Engineering Ltd.	31,000	62,400
Teledyne Technologies, Inc.*	11,800	742,220
Thales SA	226	12,757
Triumph Group, Inc.	11,000	582,560
United Technologies Corp.	97,040	6,208,619

		25,424,189
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	1,628	38,238
FedEx Corp.	6,500	512,460
Hub Group, Inc. "A"*	7,500	291,450
Pacer International, Inc.	29,700	705,078
TNT NV	2,576	90,014
Toll Holdings Ltd.	4,940	29,933

		1,667,173
Airlines 0.0%
Air France-KLM	357	8,845
Deutsche Lufthansa AG (Registered)	586	13,444
Iberia Lineas Aereas de Espana SA	3,905	11,673
Qantas Airways Ltd.	8,803	27,075
Singapore Airlines Ltd.	9,000	99,065
Virgin Blue Holdings Ltd.	4,940	3,578

		163,680

Building Products 0.1%
AAON, Inc.	3,800	72,238
Ameron International Corp.	3,800	491,302
Asahi Glass Co., Ltd.	2,000	22,125
Assa Abloy AB "B"	1,200	16,361
Compagnie de Saint-Gobain	572	35,556
Daikin Industries Ltd.	400	16,958
Geberit AG (Registered)	186	23,713
Gibraltar Industries, Inc.	14,600	230,826
Insteel Industries, Inc.	21,300	376,371
Owens Corning, Inc.*	14,200	369,342
Wienerberger AG	215	5,760

		1,660,552
Commercial Services & Supplies 0.5%
Adecco SA (Registered)	573	26,176
American Ecology Corp.	6,100	192,211
Babcock International Group PLC	85,009	1,013,816
Brambles Ltd.	14,334	110,195
Capita Group PLC	1,502	20,453
Comfort Systems USA, Inc.	10,300	136,578
COMSYS IT Partners, Inc.*	31,600	323,900
Consolidated Graphics, Inc.*	9,000	301,500
Dai Nippon Printing Co., Ltd.	1,000	13,754
Experian Group Ltd.	2,421	18,695
Exponent, Inc.*	8,000	244,320
G4S PLC	3,161	12,033
Hudson Highland Group, Inc.*	9,100	81,081
IKON Office Solutions, Inc.	45,200	646,360
Intertek Group PLC	18,010	359,422
Manpower, Inc.	3,900	187,200
Randstad Holdings NV	992	27,985
Rentokil Initial PLC	5,625	7,434
Secom Co., Ltd.	300	13,788
Securitas AB "B"	1,200	13,883
Serco Group PLC	1,430	11,600
SGS SA (Registered)	21	29,512
Standard Register Co.	4,300	37,969
Team, Inc.*	10,900	397,959
The Brink's Co.	36,200	2,496,352
Toppan Printing Co., Ltd.	1,000	10,350
Volt Information Sciences, Inc.*	27,300	378,651

		7,113,177
Construction & Engineering 0.5%
Acciona SA	502	105,507
ACS, Actividades de Construccion y Servicios SA	3,230	158,728
Arabtec Holding Co.*	43,696	226,620
Balfour Beatty PLC	1,558	12,160
Boart Longyear Group	10,954	20,907
Bouygues SA	742	47,761
EMCOR Group, Inc.*	26,800	807,216
FLSmidth & Co. AS	6,100	591,503
Fluor Corp.	23,600	1,919,860
Fomento de Construcciones y Contratas SA	881	46,299
Granite Construction, Inc.	2,200	69,586

Grupo Ferrovial SA	964	48,605
Leighton Holdings Ltd.	31,035	1,222,958
MasTec, Inc.*	41,600	596,960
Michael Baker Corp.*	4,500	132,570
Northwest Pipe Co.*	4,400	255,860
Orascom Construction Industries (GDR) (REG S)	600	87,045
Perini Corp.*	16,900	462,384
Skanska AB "B"	1,600	20,615
SNC-Lavalin Group, Inc.	1,400	77,966
Vinci SA	844	47,677
YIT Oyj	2,643	44,964

		7,003,751
Electrical Equipment 0.3%
ABB Ltd. (Registered)*	7,928	208,910
Alstom	416	46,870
AZZ, Inc.*	10,000	457,700
Brady Corp. "A"	3,400	124,678
Emerson Electric Co.	46,200	2,249,940
Gamesa Corp. Tecnologica SA	2,321	110,494
GrafTech International Ltd.*	25,500	597,975
Mitsubishi Electric Corp.	3,000	29,100
Polypore International, Inc.*	9,800	256,270
Q-Cells AG*	131	12,846
Renewable Energy Corp. AS*	550	15,974
Schneider Electric SA	420	46,385
Solarworld AG	188	8,838
Sumitomo Electric Industries Ltd.	1,500	18,242
Vestas Wind Systems AS*	1,650	216,918

		4,401,140
Industrial Conglomerates 0.7%
CSR Ltd.	10,121	19,887
Fraser & Neave Ltd.	17,000	54,842
General Electric Co.	343,452	9,716,257
Hutchison Whampoa Ltd.	33,000	309,752
Keppel Corp., Ltd.	20,000	153,851
Koninklijke (Royal) Philips Electronics NV	6,784	225,122
Orkla ASA	3,000	38,029
SembCorp Industries Ltd.	16,000	52,617
Siemens AG (Registered)	1,959	240,320
Smiths Group PLC	1,308	26,956

		10,837,633
Machinery 1.4%
Actuant Corp. "A"	5,600	170,576
AGCO Corp.*	41,100	2,459,835
Alfa Laval AB	1,500	23,349
Ampco-Pittsburgh Corp.	900	39,132
Atlas Copco AB "A"	1,800	27,884
Atlas Copco AB "B"	1,000	14,053
Badger Meter, Inc.	9,500	535,135
Caterpillar, Inc.	52,160	3,626,163
China Infrastructure Machinery Holdings Ltd.	69,000	55,861
CIRCOR International, Inc.	2,400	142,944
Columbus McKinnon Corp.*	17,600	452,496
Dover Corp.	48,296	2,396,930

EnPro Industries, Inc.*	16,500	594,165
FANUC Ltd.	300	23,571
Flowserve Corp.	15,100	2,013,434
Gardner Denver, Inc.*	29,900	1,363,440
Gorman-Rupp Co.	1,500	66,810
Invensys PLC*	2,690	14,976
Japan Steel Works Ltd.	1,000	17,822
KCI Konecranes Oyj	336	13,371
Komatsu Ltd.	28,700	707,459
Kone Oyj "B"	3,282	98,864
Kubota Corp.	2,000	12,635
MAN AG	1,086	109,515
Metso Corp.	2,672	95,910
Mitsubishi Heavy Industries Ltd.	5,000	21,797
Mueller Industries, Inc.	3,900	100,113
Parker Hannifin Corp.	65,500	4,040,040
Robbins & Myers, Inc.	12,700	644,779
Sandvik AB	3,600	47,264
Sauer-Danfoss, Inc.	2,800	82,180
Scania AB "B"	8,000	125,467
Schindler Holding AG	266	18,181
SembCorp. Marine Ltd.	7,000	21,342
SKF AB "B"	1,800	30,512
Sulzer AG (Registered)	140	16,768
Sumitomo Heavy Industries Ltd.	15,000	94,104
Twin Disc, Inc.	8,200	164,902
Vallourec SA	105	31,179
Volvo AB "A"	1,800	20,645
Volvo AB "B"	11,500	138,617
Wartsila Oyj	1,747	106,490
Xerium Technologies, Inc.	12,100	56,023
Zardoya Otis SA	2,140	43,793

		20,880,526
Marine 0.2%
A P Moller-Maersk AS "A"	3	34,536
A P Moller-Maersk AS "B"	11	127,791
Kawasaki Kisen Kaisha Ltd.	1,000	7,820
Kirby Corp.*	45,500	2,171,260
Kuehne & Nagel International AG (Registered)	248	20,700
Mitsui O.S.K. Lines Ltd.	2,000	25,772
Nippon Yusen Kabushiki Kaisha	2,000	16,993
Pacific Basin Shipping Ltd.	19,000	26,671
TBS International Ltd. "A"*	9,800	358,092

		2,789,635
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	12,400	1,291,212
Canadian National Railway Co. (b)	45,900	2,421,225
Canadian National Railway Co. (b)	4,000	210,909
Canadian Pacific Railway Ltd.	1,300	81,635
Central Japan Railway Co.	2	20,321
DSV AS	2,200	46,828
East Japan Railway Co.	5	39,129
FirstGroup PLC	1,366	13,952
Marten Transport Ltd.*	6,300	131,166
MTR Corp., Ltd.	23,500	76,607

Norfolk Southern Corp.	48,900	3,516,888
Ryder System, Inc.	57,700	3,805,892
Werner Enterprises, Inc.	26,900	640,489
West Japan Railway Co.	4	18,953

		12,315,206
Trading Companies & Distributors 0.3%
Bunzl PLC	1,161	14,488
Finning International, Inc.	1,800	48,078
Itochu Corp.	2,000	19,617
Marubeni Corp.	3,000	21,848
Mitsubishi Corp.	39,700	1,151,218
Mitsui & Co., Ltd.	38,000	789,172
Noble Group Ltd.	351,400	545,633
Sumitomo Corp.	1,600	21,518
United Rentals, Inc.*	73,600	1,190,848
Wolseley PLC	1,672	11,228

		3,813,648
Transportation Infrastructure 0.0%
Abertis Infraestructuras SA	4,546	96,361
Atlantia SpA	591	15,775
Brisa	39,358	399,049
Cintra Concesiones de Infraestructuras de Transporte SA	4,048	45,414
Macquarie Infrastructure Group (Unit)	24,494	58,413
Transurban Group (Unit)	9,967	47,956

		662,968
Information Technology 7.7%
Communications Equipment 1.0%
ADTRAN, Inc.	5,500	122,980
Alcatel-Lucent*	21,660	129,133
Black Box Corp.	3,500	103,950
Brocade Communications Systems, Inc.*	292,965	1,977,514
Cisco Systems, Inc.*	140,830	3,096,852
Corning, Inc.	127,900	2,559,279
DG Fastchannel, Inc.*	22,800	387,600
Harmonic, Inc.*	48,700	379,373
Nokia Oyj	40,531	1,107,859
Nortel Networks Corp.*	2,700	20,699
Oplink Communications, Inc.*	2,600	28,262
Plantronics, Inc.	16,900	411,515
QUALCOMM, Inc.	50,870	2,815,146
Research In Motion Ltd.* (b)	2,800	344,111
Research In Motion Ltd.* (b)	3,400	417,588
Tandberg ASA	500	8,738
Tekelec*	33,500	522,265
Telefonaktiebolaget LM Ericsson "B"	32,200	337,433

		14,770,297
Computers & Peripherals 2.3%
Apple, Inc.*	34,180	5,432,911
EMC Corp.*	307,690	4,618,427
Fujitsu Ltd.	4,000	29,104
Hewlett-Packard Co.	154,600	6,926,080
International Business Machines Corp.	70,340	9,002,113
Intevac, Inc.*	1,600	17,040
Lexmark International, Inc. "A"*	47,600	1,669,808

Logitech International SA (Registered)*	27,741	734,859
NEC Corp.	4,000	21,856
Novatel Wireless, Inc.*	45,700	427,295
Seagate Technology	195,900	2,932,623
STEC, Inc.*	40,600	406,000
Toshiba Corp.	7,000	45,295
Western Digital Corp.*	51,200	1,474,048
Wincor Nixdorf AG	264	19,769

		33,757,228
Electronic Equipment & Instruments 0.4%
Arrow Electronics, Inc.*	2,800	90,216
Avnet, Inc.*	17,400	474,324
Benchmark Electronics, Inc.*	2,100	30,744
Daktronics, Inc.	23,600	421,260
Electro Rent Corp.	16,000	219,200
Electrocomponents PLC	7,201	21,993
Fujifilm Holdings Corp.	1,000	31,332
Hirose Electric Co., Ltd.	100	9,472
Hitachi Ltd.	6,000	42,948
Hoya Corp.	800	16,321
IBIDEN Co., Ltd.	200	5,818
Jabil Circuit, Inc.	107,500	1,747,950
Keyence Corp.	100	21,609
Kyocera Corp.	300	25,867
Mettler-Toledo International, Inc.*	18,100	1,945,931
Multi-Fineline Electronix, Inc.*	11,800	314,824
Murata Manufacturing Co., Ltd.	400	16,465
Nidec Corp.	200	14,177
Nippon Electric Glass Co., Ltd.	1,000	14,704
Plexus Corp.*	5,600	159,600
SYNNEX Corp.*	8,700	203,232
TDK Corp.	300	17,426
TTM Technologies, Inc.*	30,900	347,625

		6,193,038
Internet Software & Services 0.6%
CMGI, Inc.*	18,800	230,112
EarthLink, Inc.*	30,100	270,900
eBay, Inc.*	36,800	926,256
Google, Inc. "A"*	9,090	4,306,387
GSI Commerce, Inc.*	8,800	134,112
InfoSpace, Inc.	8,600	81,184
Marchex, Inc. "B"	5,400	62,748
United Internet AG (Registered)	793	15,287
United Online, Inc.	22,400	243,264
ValueClick, Inc.*	19,600	233,240
Vocus, Inc.*	11,800	419,962
Websense, Inc.*	3,300	68,871
Yahoo! Japan Corp.	28	10,669
Yahoo!, Inc.*	37,800	751,842

		7,754,834
IT Services 1.1%
Accenture Ltd. "A"	84,740	3,538,742
Atos Origin SA	562	32,392
Cap Gemini SA	1,078	69,171

CGI Group, Inc. "A"*	2,000	21,290
CIBER, Inc.*	13,600	96,152
Computer Sciences Corp.*	28,500	1,350,045
CSG Systems International, Inc.*	39,300	697,182
Fiserv, Inc.*	25,400	1,214,628
Gartner, Inc.*	32,600	794,136
Global Cash Access Holdings, Inc.*	21,000	125,790
iGATE Corp.*	43,800	431,430
Indra Sistemas SA	31,724	845,883
Integral Systems, Inc.	2,000	94,060
Logica PLC	65,225	136,010
MasterCard, Inc. "A"	3,120	761,748
NTT Data Corp.	3	12,357
Redecard SA (GDR) 144A	21,300	794,177
SAIC, Inc.*	24,300	459,027
Sapient Corp.*	40,500	261,630
TNS, Inc.*	4,900	111,720
Visa, Inc. "A"*	60,600	4,427,436

		16,275,006
Office Electronics 0.1%
Brother Industries Ltd.	1,000	12,595
Canon, Inc.	36,100	1,649,629
Konica Minolta Holdings, Inc.	1,000	16,375
Neopost SA	285	28,269
Ricoh Co., Ltd.	1,000	16,097

		1,722,965
Semiconductors & Semiconductor Equipment 0.8%
ANADIGICS, Inc.*	35,600	212,532
ARM Holdings PLC	8,017	15,114
ASML Holding NV	17,999	413,381
Broadcom Corp. "A"*	28,980	703,924
Elpida Memory, Inc.*	400	11,445
Infineon Technologies AG*	5,522	41,742
Intel Corp.	160,300	3,557,057
Microsemi Corp.*	9,300	241,428
Monolithic Power Systems, Inc.*	17,700	384,975
OmniVision Technologies, Inc.*	40,400	442,380
PMC-Sierra, Inc.*	71,900	520,556
ROHM Co., Ltd.	200	11,338
Skyworks Solutions, Inc.*	63,300	598,818
STMicroelectronics NV	5,331	58,719
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)*	227,452	2,160,790
Techwell, Inc.*	4,100	44,936
Tokyo Electron Ltd.	300	16,836
TriQuint Semiconductor, Inc.*	87,400	492,062
Ultratech, Inc.*	17,000	250,580
Volterra Semiconductor Corp.*	27,900	457,560
Zoran Corp.*	24,200	200,134

		10,836,307
Software 1.4%
Activision Blizzard, Inc.*	54,100	1,946,518
Adobe Systems, Inc.*	49,150	2,032,352
Dassault Systemes SA	503	32,558
Electronic Arts, Inc.*	27,250	1,176,655

i2 Technologies, Inc.*	5,500	71,005
JDA Software Group, Inc.*	34,200	583,794
Konami Corp.	400	12,623
Mentor Graphics Corp.*	40,500	562,140
Microsoft Corp.	387,800	9,974,216
Misys PLC	5,338	18,065
Nintendo Co., Ltd.	3,500	1,687,770
Parametric Technology Corp.*	32,600	631,462
Renaissance Learning, Inc.	5,700	72,504
SAP AG	6,376	369,050
SPSS, Inc.*	10,600	350,330
Sybase, Inc.*	15,900	534,399
Symantec Corp.*	7,400	155,918
The Sage Group PLC	58,210	224,501
Trend Micro, Inc.	500	17,346
VASCO Data Security International, Inc.*	3,800	51,984

		20,505,190
Materials 3.7%
Chemicals 1.9%
Agrium, Inc. (b)	300	26,363
Agrium, Inc. (b)	19,025	1,674,200
Air Liquide SA	211	27,683
Air Products & Chemicals, Inc.	30,703	2,923,233
Akzo Nobel NV	3,435	196,128
Asahi Kasei Corp.	4,000	20,440
BASF SE	2,026	128,463
Calgon Carbon Corp.*	34,400	653,600
CF Industries Holdings, Inc.	10,700	1,749,022
Ciba Holding AG	544	14,145
Cytec Industries, Inc.	2,600	140,556
Dow Chemical Co.	36,300	1,209,153
Ecolab, Inc.	37,570	1,679,379
GenTek, Inc.*	6,800	196,248
Givaudan SA (Registered)	43	35,032
Incitec Pivot Ltd.	85	12,955
Innophos Holdings, Inc.	3,000	88,110
Innospec, Inc.	1,800	31,932
JSR Corp.	600	10,650
K+S AG	192	23,803
Koninklijke DSM NV	1,744	105,730
Kuraray Co., Ltd.	1,000	10,822
Linde AG	5,363	740,573
Mitsubishi Chemical Holdings Corp.	3,500	20,831
Mitsubishi Gas Chemical Co., Inc.	2,000	13,193
Mitsui Chemicals, Inc.	2,000	9,565
Monsanto Co.	28,500	3,394,635
NewMarket Corp.	7,800	481,728
Nitto Denko Corp.	500	14,302
Novozymes AS "B"	5,375	506,130
Olin Corp.	11,200	333,088
Orica Ltd.	632	14,091
Potash Corp. of Saskatchewan, Inc.	7,203	1,479,796
Praxair, Inc.	58,185	5,453,680
ShengdaTech, Inc.*	4,200	40,908

Shin-Etsu Chemical Co., Ltd.	1,500	91,857
Showa Denko KK	5,000	12,721
Solvay SA	2,689	321,022
Sumitomo Chemical Co., Ltd.	6,000	39,333
Syngenta AG (Registered)	520	151,572
Teijin Ltd.	4,000	11,998
Terra Industries, Inc.	31,000	1,674,000
Toray Industries, Inc.	4,000	19,886
Ube Industries Ltd.	4,000	14,290
Umicore	5,855	262,589
Uralkali (GDR) 144A*	16,200	955,800
Yara International ASA	6,550	466,087

		27,481,322
Construction Materials 0.1%
CRH PLC (b)	9,763	249,270
CRH PLC (b)	20,596	529,844
Holcim Ltd. (Registered)	1,277	90,980
Imerys SA	225	13,449
Lafarge SA	519	70,519

		954,062
Containers & Packaging 0.2%
Amcor Ltd.	1,918	9,446
Silgan Holdings, Inc.	6,600	348,612
Sonoco Products Co.	65,318	2,130,673
Toyo Seikan Kaisha Ltd.	800	14,415

		2,503,146
Metals & Mining 1.4%
A.M. Castle & Co.	3,800	76,912
Acerinox SA	20,726	408,571
Agnico-Eagle Mines Ltd.	300	16,436
AK Steel Holding Corp.	21,000	1,333,500
Alumina Ltd.	2,342	10,105
Anglo American PLC	12,802	733,921
ArcelorMittal	1,852	163,939
Barrick Gold Corp.	1,100	46,580
BHP Billiton Ltd.	25,798	963,563
BHP Billiton PLC	2,650	88,434
BlueScope Steel Ltd.	1,489	16,157
Boliden AB	19,100	112,135
Companhia Vale do Rio Doce (ADR)	18,300	549,549
Compass Minerals International, Inc.	10,400	786,240
Eramet	16	11,037
Fording Canadian Coal Trust (Unit)	100	8,839
Fortescue Metals Group Ltd.*	2,210	17,820
Freeport-McMoRan Copper & Gold, Inc.	27,800	2,689,650
Goldcorp, Inc.	1,000	37,258
JFE Holdings, Inc.	1,900	91,759
Kinross Gold Corp.	700	12,763
Kobe Steel Ltd.	9,000	25,288
Lonmin PLC	229	10,955
Mitsubishi Materials Corp.	4,000	15,657
Newcrest Mining Ltd.	837	23,248
Nippon Steel Corp.	19,000	108,006
Nisshin Steel Co., Ltd.	4,000	12,366

Norsk Hydro ASA	31,800	400,024
Nucor Corp.	55,800	3,192,876
Olympic Steel, Inc.	8,400	427,140
Outokumpu Oyj	3,906	91,091
OZ Minerals Ltd.	3,269	6,094
Rautaruukki Oyj	2,827	106,629
Reliance Steel & Aluminum Co.	2,700	170,532
Rio Tinto Ltd.	357	41,221
Rio Tinto PLC	1,133	118,819
Salzgitter AG	99	16,223
Schnitzer Steel Industries, Inc. "A"	16,200	1,461,888
SSAB Svenskt Stal AB "A"	4,000	110,050
Sumitomo Metal Industries Ltd.	14,000	66,941
Sumitomo Metal Mining Co., Ltd.	2,000	25,584
Teck Cominco Ltd. "B"	600	27,558
ThyssenKrupp AG	11,186	625,857
United States Steel Corp.	21,200	3,399,632
Universal Stainless & Alloy Products, Inc.*	4,700	179,352
Vedanta Resources PLC	18,201	723,155
voestalpine AG	443	29,081
Xstrata PLC	14,568	1,044,331
Yamana Gold, Inc.	700	8,655

		20,643,421
Paper & Forest Products 0.1%
Buckeye Technologies, Inc.*	40,000	390,000
Kapstone Paper and Packaging Corp.*	10,600	81,090
Mercer International, Inc. *	9,300	57,846
Oji Paper Co., Ltd.	3,000	15,102
Schweitzer-Mauduit International, Inc.	8,000	148,880
Stora Enso Oyj "R"	29,134	262,825
Svenska Cellulosa AB "B"	11,000	124,445
UPM-Kymmene Oyj	17,010	268,911

		1,349,099
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	227,067	6,995,934
Atlantic Tele-Network, Inc.	13,800	422,142
BCE, Inc. (b)	42,823	1,624,705
BCE, Inc. (b)	3,800	144,511
Belgacom SA	1,686	66,222
BT Group PLC	32,185	108,217
Cable & Wireless PLC	10,538	34,313
Deutsche Telekom AG (Registered)	29,000	504,129
Elisa Oyj	1,543	32,584
Embarq Corp.	58,700	2,686,699
FairPoint Communications, Inc.	3,072	21,320
France Telecom SA	23,257	738,438
Global Crossing Ltd.*	26,400	435,864
Koninklijke (Royal) KPN NV	29,264	509,851
Nippon Telegraph & Telephone Corp.	93	471,434
NTELOS Holdings Corp.	1,900	45,429
PCCW Ltd.	13,000	8,202
Portugal Telecom SGPS SA (Registered)	39,966	436,578
Premiere Global Services, Inc.*	16,100	243,271

PT Telekomunikasi Indonesia (ADR)	10,700	352,886
Singapore Telecommunications Ltd.	404,000	1,054,651
Swisscom AG (Registered)	1,588	512,479
Tele2 AB "B"	5,300	92,642
Telecom Corp. of New Zealand Ltd.	349,989	968,675
Telecom Italia SpA	169,317	305,025
Telecom Italia SpA (RNC)	86,137	115,813
Telefonica SA	75,686	1,971,729
Telekom Austria AG	22,345	458,194
Telenor ASA	41,000	619,553
TeliaSonera AB	35,500	270,288
Telstra Corp., Ltd.	182,567	767,608
Telus Corp	900	33,400
Telus Corp. (Non-Voting Shares)	2,000	70,316
tw telecom, inc.*	46,500	743,070
Verizon Communications, Inc.	137,200	4,670,288
Windstream Corp.	18,700	222,904

		28,759,364
Wireless Telecommunication Services 0.3%
America Movil SAB de CV "L" (ADR)	7,800	393,822
Centennial Communications Corp.*	36,200	291,048
China Mobile Ltd.	52,500	702,253
iPCS, Inc.*	8,400	225,960
KDDI Corp.	53	303,738
Millicom International Cellular SA (SDR)	1,000	73,221
Mobistar SA	167	13,754
NTT DoCoMo, Inc.	288	464,239
Rogers Communications, Inc. "B"	6,800	229,710
Softbank Corp.	13,800	252,190
Syniverse Holdings, Inc.*	23,300	377,460
Telephone & Data Systems, Inc.	12,400	525,760
USA Mobility, Inc.*	26,900	218,428
Vodafone Group PLC	425,454	1,142,335

		5,213,918
Utilities 2.8%
Electric Utilities 2.2%
Allegheny Energy, Inc.	67,383	3,261,337
American Electric Power Co., Inc.	78,400	3,096,800
British Energy Group PLC	7,256	104,953
Chubu Electric Power Co., Inc.	8,000	191,697
Chugoku Electric Power Co., Inc.	3,400	72,817
CLP Holdings Ltd.	58,500	479,902
Duke Energy Corp.	115,218	2,025,532
E.ON AG	13,660	2,606,465
Edison International	58,800	2,842,392
EDP - Energias de Portugal SA	80,533	439,446
Electricite de France	1,043	90,436
Enel SpA	71,891	666,188
Entergy Corp.	19,962	2,134,337
Exelon Corp.	49,754	3,911,659
FirstEnergy Corp.	41,716	3,068,212
Fortis, Inc.	7,500	198,130
Fortum Oyj	2,211	97,704
FPL Group, Inc.	45,016	2,904,882

Hokkaido Electric Power Co., Inc.	2,500	52,449
Hokuriku Electric Power Co.	2,200	53,631
HongKong Electric Holdings Ltd.	43,000	248,728
Iberdrola SA	129,719	1,761,451
Kansai Electric Power Co., Inc.	9,400	218,291
Kyushu Electric Power Co., Inc.	4,600	96,801
Oesterreichische Elektrizitaetswirtschafts AG "A"	215	17,126
Portland General Electric Co.	6,100	143,289
Red Electrica Corporacion SA	695	41,824
RWE AG	1,954	234,358
Scottish & Southern Energy PLC	5,845	161,787
Shikoku Electric Power Co., Inc.	2,300	60,398
Terna - Rete Elettrica Nationale SpA	20,539	85,308
Tohoku Electric Power Co., Inc.	5,200	115,245
Tokyo Electric Power Co., Inc.	15,100	415,749
Union Fenosa SA	5,118	137,122
Westar Energy, Inc.	20,800	459,264

		32,495,710
Gas Utilities 0.2%
Centrica PLC	29,415	182,575
Enagas	870	22,424
Gas Natural SDG SA	1,848	89,784
Gaz de France	838	52,369
Hong Kong & China Gas Co., Ltd.	116,600	257,427
ONEOK, Inc.	2,300	104,604
Osaka Gas Co., Ltd.	25,000	90,119
Snam Rete Gas SpA	14,716	97,560
South Jersey Industries, Inc.	1,700	63,410
The Laclede Group, Inc.	16,700	708,247
Tokyo Gas Co., Ltd.	27,000	108,487
WGL Holdings, Inc.	26,300	908,139

		2,685,145
Independent Power Producers & Energy Traders 0.0%
Electric Power Development Co., Ltd.	1,900	73,377
Iberdrola Renovables SA*	4,169	27,617
International Power PLC	13,366	108,710
TransAlta Corp.	9,500	337,804

		547,508
Multi-Utilities 0.4%
A2A SpA	14,784	53,303
AGL Energy Ltd.	82,072	1,030,421
Ameren Corp.	11,200	460,208
Avista Corp.	1,300	29,406
CH Energy Group, Inc.	1,800	65,250
National Grid PLC	18,797	247,724
NorthWestern Corp.	1,500	37,155
PG&E Corp.	80,977	3,120,044
Suez SA	5,388	321,706
United Utilities Group PLC	5,466	18,418
United Utilities Group PLC "B"	4,223	58,027
Veolia Environnement	1,889	100,864

		5,542,526
Water Utilities 0.0%
Severn Trent PLC	1,502	39,409

Total Common Stocks (Cost $806,848,688)		839,932,450
Participatory Notes 0.1%
Aldar Properties PJSC, Commercial Bank of Qatar, Dubai Islamic Bank, National Central Cooling Co., and Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.), Expiration Date 4/24/2009*	5,400	500,634
Arabtec Holding Co. (issuer Merrill Lynch International & Co.), Expiration Date 1/12/2010*	9,000	46,440
Merrill Lynch Frontier Index Trust (issuer Merrill Lynch International & Co.) Expiration Date 2/27/2009	3,600	313,200

Total Participatory Notes (Cost $941,062)		860,274
Rights 0.0%
Orica Ltd., Expiration Date 8/18/2008*	79	103
Suez Environnement SA, Expiration Date 6/22/2010*	10,776	77,488

Total Rights (Cost $74,739)		77,591
Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	15	0
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	75,400	17,700

Total Warrants (Cost $0)		17,700
Convertible Preferred Stock 0.0%
ION Media Networks, Inc., 144A, 12.0% (Cost $17,340)	25,001	813
Preferred Stocks 0.1%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE	2,824	425,769
Volkswagen AG	195	30,474

		456,243
Consumer Staples 0.0%
Henkel AG & Co. KGaA	3,926	156,295
Health Care 0.0%
Fresenius SE	2,061	167,828
Utilities 0.0%
RWE AG	71	6,819

Total Preferred Stocks (Cost $972,696)		787,185
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 9.9%
Consumer Discretionary 1.0%
AMC Entertainment, Inc., 8.0%, 3/1/2014	235,000	209,444
American Achievement Corp., 8.25%, 4/1/2012	45,000	44,100
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	97,221	88,957
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	105,000	77,569
8.0%, 3/15/2014	50,000	41,000
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	45,000	33,244
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	55,000	55,344
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	75,000	58,125
Carrols Corp., 9.0%, 1/15/2013	45,000	38,700

Charter Communications Holdings LLC, 11.0%, 10/1/2015	59,000	44,693
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	240,000	249,600
Comcast Corp., 6.4%, 5/15/2038	3,750,000	3,410,647
Cooper-Standard Automotive, Inc., 7.0%, 12/15/2012	55,000	45,375
CSC Holdings, Inc.:
6.75%, 4/15/2012	75,000	71,438
Series B, 8.125%, 7/15/2009	85,000	85,850
Series B, 8.125%, 8/15/2009	170,000	171,700
Denny's Holdings, Inc., 10.0%, 10/1/2012	30,000	28,950
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016	225,000	223,312
Dollarama Group LP, 8.883% ***, 8/15/2012 (k)	108,000	97,740
EchoStar DBS Corp.:
6.625%, 10/1/2014	130,000	119,275
7.125%, 2/1/2016	95,000	87,638
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	100,000	53,000
General Motors Corp.:
7.4%, 9/1/2025	25,000	11,500
8.375%, 7/15/2033	235,000	115,737
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	90,000	85,950
Group 1 Automotive, Inc., 8.25%, 8/15/2013	50,000	45,500
Hertz Corp., 8.875%, 1/1/2014	265,000	243,137
Idearc, Inc., 8.0%, 11/15/2016	195,000	88,725
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	60,000	48,600
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	90,000	62,550
Kabel Deutschland GmbH, 10.625%, 7/1/2014	150,000	153,375
Lamar Media Corp., Series C, 6.625%, 8/15/2015	70,000	63,000
Liberty Media LLC:
5.7%, 5/15/2013	15,000	13,500
8.25%, 2/1/2030	115,000	101,868
8.5%, 7/15/2029	170,000	150,390
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	45,000	45,000
MGM MIRAGE:
6.75%, 9/1/2012	40,000	35,100
8.375%, 2/1/2011	75,000	67,688
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	130,000	128,700
News America, Inc., 6.65%, 11/15/2037	2,250,000	2,136,928
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	250,000	227,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016	180,000	148,500
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	95,000	90,725
Quebecor Media, Inc., 7.75%, 3/15/2016	60,000	55,350
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **	115,000	52,325
Quiksilver, Inc., 6.875%, 4/15/2015	100,000	78,500
Reader's Digest Association, Inc., 9.0%, 2/15/2017	65,000	36,725
Sabre Holdings Corp., 8.35%, 3/15/2016	80,000	56,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.276% ***, 3/15/2014	105,000	85,050
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	75,000	60,750
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	310,000	210,025
7.875%, 1/15/2014	30,000	24,600
Sinclair Television Group, Inc., 8.0%, 3/15/2012	51,000	51,000
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	180,000	147,600
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	90,000	72,000
Station Casinos, Inc., 6.5%, 2/1/2014	30,000	14,475
TCI Communications, Inc., 8.75%, 8/1/2015	1,638,000	1,796,157
Time Warner Cable, Inc., 6.2%, 7/1/2013	2,000,000	2,042,740
Travelport LLC:

7.307% ***, 9/1/2014		70,000	54,250
9.875%, 9/1/2014		80,000	67,200
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		70,000	34,475
United Components, Inc., 9.375%, 6/15/2013		15,000	13,575
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	140,000	199,271
144A, 10.375%, 2/15/2015		75,000	71,625
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		70,000	53,375
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	90,000	124,944
Vitro SAB de CV:
9.125%, 2/1/2017		130,000	96,525
11.75%, 11/1/2013		35,000	33,600
Young Broadcasting, Inc., 8.75%, 1/15/2014		430,000	183,825

			15,115,636
Consumer Staples 0.7%
Alliance One International, Inc., 8.5%, 5/15/2012		45,000	42,188
CVS Caremark Corp., 6.25%, 6/1/2027		2,250,000	2,170,260
Delhaize America, Inc.:
8.05%, 4/15/2027		90,000	94,176
9.0%, 4/15/2031		199,000	228,635
General Nutrition Centers, Inc., 7.199% ***, 3/15/2014 (PIK)		55,000	46,750
Harry & David Operations Corp., 7.682% ***, 3/1/2012		130,000	100,100
Kroger Co., 6.15%, 1/15/2020		3,750,000	3,710,452
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		526,750	424,034
Reynolds American, Inc., 7.75%, 6/1/2018		2,250,000	2,338,933
Smithfield Foods, Inc., 7.75%, 7/1/2017		60,000	51,300
Viskase Companies, Inc., 11.5%, 6/15/2011		1,425,000	1,239,750

			10,446,578
Energy 0.3%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		185,000	189,162
Belden & Blake Corp., 8.75%, 7/15/2012		416,000	420,160
Bristow Group, Inc., 7.5%, 9/15/2017		95,000	93,575
Chaparral Energy, Inc., 8.5%, 12/1/2015		120,000	103,500
Chesapeake Energy Corp.:
6.25%, 1/15/2018		60,000	55,050
6.875%, 1/15/2016		290,000	278,762
7.5%, 6/15/2014		35,000	35,306
Cimarex Energy Co., 7.125%, 5/1/2017		80,000	78,800
Delta Petroleum Corp., 7.0%, 4/1/2015		185,000	153,550
Dynegy Holdings, Inc.:
6.875%, 4/1/2011		30,000	29,625
8.375%, 5/1/2016		165,000	163,762
El Paso Corp., 7.25%, 6/1/2018		125,000	123,750
Forest Oil Corp., 144A, 7.25%, 6/15/2019		45,000	42,300
Frontier Oil Corp., 6.625%, 10/1/2011		65,000	63,050
KCS Energy, Inc., 7.125%, 4/1/2012		345,000	331,200
Mariner Energy, Inc.:
7.5%, 4/15/2013		75,000	71,063
8.0%, 5/15/2017		65,000	61,263
Newfield Exploration Co., 7.125%, 5/15/2018		135,000	127,575
OPTI Canada, Inc.:
7.875%, 12/15/2014		115,000	114,138
8.25%, 12/15/2014		225,000	226,687
Petrohawk Energy Corp., 144A, 7.875%, 6/1/2015		95,000	91,913
Plains Exploration & Production Co., 7.0%, 3/15/2017		65,000	60,775

Quicksilver Resources, Inc., 7.125%, 4/1/2016	220,000	189,750
Range Resources Corp., 7.25%, 5/1/2018	15,000	14,625
Sabine Pass LNG LP, 7.5%, 11/30/2016	170,000	146,200
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	60,000	59,400
Stone Energy Corp.:
6.75%, 12/15/2014	160,000	138,800
8.25%, 12/15/2011	250,000	243,750
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	75,000	78,308
Whiting Petroleum Corp.:
7.0%, 2/1/2014	90,000	86,625
7.25%, 5/1/2012	160,000	157,200
7.25%, 5/1/2013	40,000	39,100
Williams Companies, Inc.:
8.125%, 3/15/2012	275,000	294,250
8.75%, 3/15/2032	365,000	414,275
Williams Partners LP, 7.25%, 2/1/2017	75,000	74,813

		4,852,062
Financials 4.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	235,000	220,900
American Express Co., 8.15%, 3/19/2038	3,000,000	3,099,339
Ashton Woods USA LLC, 9.5%, 10/1/2015	215,000	129,000
Bank of America Corp., 5.65%, 5/1/2018	2,250,000	2,100,267
BB&T Corp., 5.2%, 12/23/2015	3,000,000	2,660,145
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	45,000	26,100
CIT Group Funding Co. of Canada, 5.6%, 11/2/2011	550,000	437,868
Citigroup, Inc.:
5.5%, 4/11/2013	4,500,000	4,395,667
6.875%, 3/5/2038	2,500,000	2,412,695
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,072,450	1,201,144
Countrywide Home Loans, Inc., Series H, 6.25%, 4/15/2009 (c)	375,000	371,292
Daimler Finance North America LLC, Series E, 3.403% ***, 10/31/2008	1,165,000	1,163,687
FIA Credit Services NA, 7.125%, 11/15/2012	3,750,000	3,959,385
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	600,000	453,586
7.375%, 10/28/2009	815,000	742,355
7.875%, 6/15/2010	290,000	246,982
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	3,750,000	3,768,982
GMAC LLC, 6.875%, 9/15/2011	1,195,000	789,061
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	155,000	155,000
9.75%, 4/1/2017	180,000	177,750
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	95,000	95,475
International Lease Finance Corp., 6.375%, 3/25/2013	1,875,000	1,620,848
iPayment, Inc., 9.75%, 5/15/2014	80,000	67,000
JPMorgan Chase & Co., 4.75%, 5/1/2013	4,875,000	4,700,743
Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013	1,875,000	1,752,893
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	75,000	57,000
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	2,250,000	2,106,227
Morgan Stanley, Series F, 5.75%, 8/31/2012	3,750,000	3,677,722
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	290,000	185,600
PNC Bank NA, 6.875%, 4/1/2018	3,000,000	2,957,805
Popular North America, Inc., Series E, 3.875%, 10/1/2008	3,000,000	2,996,610
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	75,000	74,250
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	17,000	17,999
Regions Financial Corp., 7.375%, 12/10/2037	500,000	346,737

Simon Property Group LP, (REIT), 6.125%, 5/30/2018	2,600,000	2,408,643
SLM Corp., Series A, 4.5%, 7/26/2010	375,000	345,446
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	3,000,000	2,889,906
Travelers Companies, Inc., 5.8%, 5/15/2018	1,500,000	1,459,760
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	235,000	63,450
UCI Holdco, Inc., 10.276% ***, 12/15/2013 (PIK)	108,558	86,304
Universal City Development Partners, 11.75%, 4/1/2010	390,000	397,800
Wachovia Corp., Series G, 5.5%, 5/1/2013	3,375,000	3,116,117

		59,935,540
Health Care 0.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	135,000	121,500
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	125,000	128,125
Boston Scientific Corp., 6.0%, 6/15/2011	80,000	79,000
Community Health Systems, Inc., 8.875%, 7/15/2015	600,000	604,500
HCA, Inc.:
9.125%, 11/15/2014	115,000	118,450
9.25%, 11/15/2016	265,000	272,950
9.625%, 11/15/2016 (PIK)	125,000	128,750
HEALTHSOUTH Corp., 10.75%, 6/15/2016	60,000	64,200
IASIS Healthcare LLC, 8.75%, 6/15/2014	95,000	95,238
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	80,000	78,200
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	90,000	78,525
The Cooper Companies, Inc., 7.125%, 2/15/2015	150,000	144,000
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	100,000	88,000
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	245,000	238,875

		2,240,313
Industrials 0.8%
Actuant Corp., 6.875%, 6/15/2017	60,000	58,350
Allied Security Escrow Corp., 11.375%, 7/15/2011	175,000	175,000
American Color Graphics, Inc., 144A, Promissory Note due 9/15/2008 (d)	26,100	0
American Color Graphics, Inc., 10.0%, 6/15/2010**	435,000	105,487
American Railcar Industries, Inc., 7.5%, 3/1/2014	75,000	69,375
ARAMARK Corp.:
6.373% ***, 2/1/2015	110,000	101,200
8.5%, 2/1/2015	30,000	29,888
Baldor Electric Co., 8.625%, 2/15/2017	75,000	75,187
BE Aerospace, Inc., 8.5%, 7/1/2018	160,000	165,200
Belden, Inc., 7.0%, 3/15/2017	75,000	71,063
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	255,000	229,500
Building Materials Corp. of America, 7.75%, 8/1/2014	105,000	81,900
Cenveo Corp., 144A, 10.5%, 8/15/2016	25,000	24,625
Congoleum Corp., 8.625%, 8/1/2008 **	572,000	429,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	35,000	35,350
6.875%, 11/1/2013	210,000	211,050
7.625%, 2/1/2018	255,000	265,200
Education Management LLC, 8.75%, 6/1/2014	80,000	72,000

Esco Corp.:
144A, 6.651% ***, 12/15/2013	50,000	47,000
144A, 8.625%, 12/15/2013	155,000	154,612
General Cable Corp., 7.125%, 4/1/2017	5,000	4,725
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	75,000	62,250
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	60,000	54,450

Harland Clarke Holdings Corp., 9.5%, 5/15/2015		75,000	61,125
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		285,000	190,950
144A, 11.5%, 5/1/2013		15,000	15,188
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		65,000	62,563
7.625%, 12/1/2013		200,000	196,000
9.375%, 5/1/2012		190,000	196,175
Kansas City Southern Railway Co., 7.5%, 6/15/2009		60,000	60,675
Lockheed Martin Corp., 4.121%, 3/14/2013		4,500,000	4,354,114
Mobile Services Group, Inc., 9.75%, 8/1/2014		90,000	86,400
Moog, Inc., 144A, 7.25%, 6/15/2018		30,000	29,325
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		115,000	112,412
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		250,000	120,000
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		65,000	62,075
Seitel, Inc., 9.75%, 2/15/2014		45,000	40,050
Titan International, Inc., 8.0%, 1/15/2012		265,000	258,375
TransDigm, Inc., 7.75%, 7/15/2014		45,000	43,875
U.S. Concrete, Inc., 8.375%, 4/1/2014		125,000	103,750
Union Pacific Corp., 5.7%, 8/15/2018		3,750,000	3,623,156
United Rentals North America, Inc.:
6.5%, 2/15/2012		50,000	45,125
7.0%, 2/15/2014		210,000	162,225

			12,345,970
Information Technology 0.5%
Alion Science & Technology Corp., 10.25%, 2/1/2015		60,000	41,475
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		190,000	161,025
L-3 Communications Corp.:
5.875%, 1/15/2015		250,000	231,875
Series B, 6.375%, 10/15/2015		115,000	108,100
Lucent Technologies, Inc., 6.45%, 3/15/2029		135,000	95,175
MasTec, Inc., 7.625%, 2/1/2017		105,000	89,775
NXP BV, 7.713% ***, 10/15/2013	EUR	100,000	119,329
Sanmina-SCI Corp., 144A, 5.526% ***, 6/15/2010		16,000	15,840
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		140,000	126,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015		195,000	197,925
Tyco Electronics Group SA, 6.55%, 10/1/2017		1,500,000	1,482,497
Vangent, Inc., 9.625%, 2/15/2015		80,000	67,500
Xerox Corp., 5.65%, 5/15/2013		3,900,000	3,863,827

			6,600,343
Materials 0.5%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		45,000	42,863
ARCO Chemical Co., 9.8%, 2/1/2020		635,000	469,900
Cascades, Inc., 7.25%, 2/15/2013		221,000	187,850
Chemtura Corp., 6.875%, 6/1/2016		160,000	135,200
Clondalkin Acquisition BV, 144A, 4.776% ***, 12/15/2013		90,000	74,925
CPG International I, Inc., 10.5%, 7/1/2013		195,000	154,050
Exopack Holding Corp., 11.25%, 2/1/2014		255,000	226,950

Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		155,000	161,587
8.375%, 4/1/2017		330,000	345,675
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		574,069	429,834

144A, 10.698% ***, 12/31/2009		959,000	718,051
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017		50,000	46,125
Hexcel Corp., 6.75%, 2/1/2015		305,000	295,087
Huntsman LLC, 11.625%, 10/15/2010		400,000	416,000
Innophos, Inc., 8.875%, 8/15/2014		35,000	35,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012		135,000	118,463
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		215,000	193,500
Metals USA Holdings Corp., 8.791% ***, 7/1/2012 (PIK)		50,000	45,875
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		40,000	23,400
Momentive Performance Materials, Inc., 9.75%, 12/1/2014		160,000	141,600
Monsanto Co., 5.875%, 4/15/2038		1,500,000	1,422,379
NewMarket Corp., 7.125%, 12/15/2016		195,000	189,150
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	85,000	119,329
Pliant Corp., 11.85%, 6/15/2009 (PIK)		10	10
Radnor Holdings Corp., 11.0%, 3/15/2010 **		120,000	150
Rhodia SA, 144A, 7.713% ***, 10/15/2013	EUR	85,000	119,329
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		110,000	89,925
8.375%, 7/1/2012		80,000	70,600
Steel Dynamics, Inc.:
6.75%, 4/1/2015		120,000	112,800
7.375%, 11/1/2012		30,000	29,700
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		160,000	158,000
The Mosaic Co., 144A, 7.375%, 12/1/2014		135,000	139,050
Witco Corp., 6.875%, 2/1/2026		155,000	98,425
Wolverine Tube, Inc., 10.5%, 4/1/2009		135,000	125,212

			6,935,994
Telecommunication Services 0.9%
AT&T, Inc., 6.4%, 5/15/2038		3,750,000	3,570,026
BCM Ireland Preferred Equity Ltd., 144A, 11.856% ***, 2/15/2017 (PIK)	EUR	213,282	164,824
Centennial Communications Corp.:
10.0%, 1/1/2013		55,000	57,200
10.125%, 6/15/2013		120,000	124,800
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		155,000	149,575
8.375%, 1/15/2014		85,000	80,962
Cricket Communications, Inc.:
9.375%, 11/1/2014		170,000	166,600
144A, 10.0%, 7/15/2015		155,000	156,162
Embratel, Series B, 11.0%, 12/15/2008		85,000	86,700
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		48,081	44,235
Hellas Telecommunications Luxembourg V, 144A, 8.463% ***, 10/15/2012	EUR	100,000	138,047
Intelsat Corp.:
144A, 9.25%, 8/15/2014		30,000	29,625
144A, 9.25%, 6/15/2016		120,000	117,900
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		190,000	187,150
iPCS, Inc., 4.5% ***, 5/1/2013		35,000	31,150
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		185,000	179,450
Nortel Networks Ltd.:
7.041% ***, 7/15/2011		140,000	131,950
144A, 10.75%, 7/15/2016		110,000	107,800
Qwest Corp.:
7.25%, 9/15/2025		25,000	20,125
7.875%, 9/1/2011		210,000	206,850
Rogers Communications, Inc., 6.8%, 8/15/2018		3,750,000	3,755,025
Rural Cellular Corp., 9.875%, 2/1/2010		135,000	138,037

Sprint Nextel Corp., 6.0%, 12/1/2016		75,000	63,188
Stratos Global Corp., 9.875%, 2/15/2013		55,000	57,750
Telesat Canada, 144A, 11.0%, 11/1/2015		710,000	663,850
US Unwired, Inc., Series B, 10.0%, 6/15/2012		185,000	186,850
Verizon Communications, Inc., 4.35%, 2/15/2013		1,750,000	1,689,074
Virgin Media Finance PLC:
8.75%, 4/15/2014		180,000	167,850
8.75%, 4/15/2014	EUR	200,000	282,333
West Corp., 9.5%, 10/15/2014		90,000	77,400

			12,832,488
Utilities 0.9%
AES Corp.:
8.0%, 10/15/2017		150,000	147,750
144A, 8.0%, 6/1/2020		155,000	149,188
144A, 8.75%, 5/15/2013		486,000	504,225
9.5%, 6/1/2009		85,000	87,125
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		595,000	624,750
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010		3,000,000	3,031,371
Appalachian Power Co., 7.0%, 4/1/2038		2,250,000	2,206,750
CenterPoint Energy, Inc., 6.5%, 5/1/2018		2,250,000	2,200,468
CMS Energy Corp., 8.5%, 4/15/2011		355,000	374,716
DPL, Inc., 6.875%, 9/1/2011		1,500,000	1,560,795
Edison Mission Energy, 7.0%, 5/15/2017		160,000	151,200
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		220,000	226,600
Knight, Inc., 6.5%, 9/1/2012		45,000	44,550
Mirant Americas Generation LLC, 8.3%, 5/1/2011		130,000	132,600
Mirant North America LLC, 7.375%, 12/31/2013		60,000	60,000
NRG Energy, Inc.:
7.25%, 2/1/2014		180,000	175,500
7.375%, 2/1/2016		130,000	126,100
Regency Energy Partners LP, 8.375%, 12/15/2013		105,000	107,100
Reliant Energy, Inc., 7.875%, 6/15/2017		180,000	173,700
Sierra Pacific Resources:
6.75%, 8/15/2017		180,000	175,486
8.625%, 3/15/2014		31,000	32,473
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		325,000	325,000

			12,617,447

Total Corporate Bonds (Cost $151,121,494)			143,922,371
Asset-Backed 1.1%
Automobile Receivables 0.2%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010		1,643,000	1,658,062
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		1,517,000	1,455,140

			3,113,202
Home Equity Loans 0.5%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036		2,066,000	1,888,675
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036		4,448,457	4,327,297

			6,215,972
Miscellaneous 0.4%
SLM Student Loan Trust, "A3", Series 2008-6, 3.714% ***, 1/25/2019		6,000,000	5,931,564

Total Asset-Backed (Cost $15,673,760)			15,260,738

Mortgage-Backed Securities Pass-Throughs 6.2%
Federal Home Loan Bank, 6.0%, 11/1/2021	1,232,518	1,257,942
Federal Home Loan Mortgage Corp.:
5.0%, 10/1/2035	7,322,688	6,982,583
6.0%, 3/1/2038	18,154,171	18,259,834
Federal National Mortgage Association:
4.5%, 11/1/2028 (f)	2,403,027	2,211,723
5.5%, 4/1/2035 (e)	25,500,000	24,950,156
6.0%, with various maturities from 11/1/2035 until 5/1/2038 (e)	26,254,380	26,377,897
6.5%, with various maturities from 4/1/2017 until 1/1/2038	9,261,865	9,527,774
8.0%, 9/1/2015	566,477	603,621
Government National Mortgage Association, 6.5%, 8/20/2034	375,319	388,675

Total Mortgage-Backed Securities Pass-Throughs (Cost $90,928,701)		90,560,205
Commercial and Non-Agency Mortgage-Backed Securities 9.9%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.417% ***, 1/25/2036	3,015,000	2,293,370
Banc of America Mortgage Securities, "2A6", Series 2004-G, 4.652% ***, 8/25/2034	6,600,000	6,495,936
Bear Stearns Adjustable Rate Mortgage Trust:
"13A2", Series 2004-1, 4.274% ***, 4/25/2034	6,642,083	6,180,400
"12A5", Series 2004-1, 4.379% ***, 4/25/2034	5,576,608	4,786,747
Citigroup Mortgage Loan Trust, Inc.:
"1A1A", Series 2007-AR5, 5.615% ***, 4/25/2037	7,752,626	5,595,733
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	775,993	750,046
Countrywide Alternative Loan Trust:
"3A11", Series 2005-20CB, 2.761% ***, 7/25/2035	3,563,398	3,508,615
"A1", Series 2004-1T1, 5.0%, 2/25/2034	1,351,891	1,265,955
"1A5", Series 2003-J1, 5.25%, 10/25/2033	1,176,285	1,145,449
"4A3", Series 2005-43, 5.714% ***, 10/25/2035	3,527,794	2,252,366
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	3,308,529	3,186,072
"3A5", Series 2005-28CB, 6.0%, 8/25/2035	3,813,525	3,658,422
"A1", Series 2004-35T2, 6.0%, 2/25/2035	1,256,748	1,169,172
First Horizon Alternative Mortgage Securities, "1A7", Series 2006-FA8, 6.0%, 2/25/2037	5,362,500	4,881,709
First Horizon Mortgage Pass-Through Trust, "1A15", Series 2006-2, 6.0%, 8/25/2036	7,917,539	7,559,188
GS Mortgage Securities Corp. II, "AAB", Series 2006-GG8, 5.535%, 11/10/2039	5,300,000	5,113,427
JPMorgan Alternative Loan Trust, "2A4", Series 2006-S1, 5.5%, 2/25/2021	6,000,360	5,788,823
JPMorgan Chase Commercial Mortgage Securities Corp., "ASB", Series 2007-CB20, 5.688%, 2/12/2051	11,250,000	10,662,857
MASTR Adjustable Rate Mortgages Trust, "2A1", Series 2007-1, 5.961% ***, 11/25/2036	8,304,402	7,202,065
MLCC Mortgage Investors, Inc., "2A", Series 2005-2, 4.25% ***, 10/25/2035	8,299,843	7,683,592
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,067,566	1,051,553
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	2,725,000	1,991,443
"5A1", Series 2005-18, 5.524% ***, 9/25/2035	1,931,167	1,655,089
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	2,036,131	1,729,439
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2006-C23, 5.446%, 1/15/2045	5,900,000	5,687,317
"APB", Series 2007-C34, 5.617%, 5/15/2046	8,625,000	8,137,067
Wachovia Mortgage Loan Trust LLC, "1A1", Series 2006-A, 5.465% ***, 5/20/2036	14,994,300	12,102,147
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A6", Series 2005-AR12, 4.833% ***, 10/25/2035	5,590,000	5,079,518
"1A3", Series 2005-AR16, 5.101% ***, 12/25/2035	3,005,000	2,537,231
Wells Fargo Mortgage Backed Securities Trust:
"A1", Series 2005-6, 5.25%, 8/25/2035	7,357,213	6,963,435

"1A1", Series 2006-AR12, 6.025% ***, 9/25/2036	5,763,264	5,218,022

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $158,594,594)		143,332,205
Collateralized Mortgage Obligations 1.3%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	1,395,020	1,407,519
Federal Home Loan Mortgage Corp., "OS", Series 3102, Principal Only, Zero Coupon, 1/15/2036	11,258,739	8,705,437
Federal National Mortgage Association, "2", Series 379, Interest Only, 5.5%, 5/1/2037	8,031,839	2,245,524
Government National Mortgage Association, "CK", Series 2007-31, 5.0%, 5/16/2037	7,500,000	7,166,805

Total Collateralized Mortgage Obligations (Cost $19,241,340)		19,525,285
Senior Loans*** 0.2%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.003%, 4/2/2014	44,015	40,549
Alliance Mortgage Cycle Loan Term Loan, LIBOR plus 7.25%, 10.503%, 6/4/2010**	233,333	0
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.503%, 4/11/2015	19,800	19,294
Term Loan B, LIBOR plus 3.25%, 6.503%, 4/11/2015	131,670	128,305
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013	83,973	45,514
Term Loan B, 9.713%, 1/13/2011	628,628	340,716
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.753%, 10/10/2014	676,100	635,152
Term Loan B3, LIBOR plus 3.5%, 6.753%, 10/10/2014	443,202	416,936
Ford Motor Co., Term Loan B, LIBOR plus 3.0%, 6.253%, 12/16/2013	80,000	63,278
General Nutrition Centers, Inc. Term Loan B, LIBOR plus 2.25%, 5.503%, 9/16/2013	49,623	45,281
Golden Nugget, Inc. Term Loan B, 5.72%, 6/16/2014	100,000	64,000
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.253%, 3/26/2014	2,939	2,763
Term Loan B, LIBOR plus 2.0%, 5.253%, 3/26/2014	50,435	47,044
HCA, Inc. Term Loan A1, 4.301%, 11/18/2012	267,941	251,697
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.503%, 5/5/2013	453,869	397,864
Term Loan C2, LIBOR plus 2.25%, 5.503%, 5/5/2013	92,863	81,404
IASIS Healthcare LLC 8.043%, 6/15/2014	216,549	190,563
Longview Power LLC:
Demand Draw, 5.063%, 4/1/2014	102,000	92,438
Letter of Credit, 5.063%, 4/1/2014	27,000	24,469
Term Loan B, 5.063%, 4/1/2014	81,000	73,406
Sabre, Inc. Term Loan B, LIBOR plus 2.25%, 5.503%, 9/30/2014	78,657	61,991
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	34,365	30,456
Term Loan B, 6.149%, 8/23/2014	34,365	30,456
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	60,236	57,605
Term Loan B, LIBOR plus 3.0%, 6.253%, 10/31/2014	187,147	178,973
Tribune Co. Term Loan B, 5.786%, 5/24/2014	217,229	155,229

Total Senior Loans (Cost $4,254,878)		3,475,383
Government & Agency Obligations 6.5%
US Government Sponsored Agencies 1.9%
Federal Home Loan Bank 4.375%, 10/22/2010	3,500,000	3,580,241
Federal Home Loan Mortgage Corp.:
4.75%, 11/3/2009	5,000,000	5,107,960
5.5%, 8/20/2012 (f)	8,000,000	8,470,104
Federal National Mortgage Association, 4.375%, 9/13/2010 (c)	10,000,000	10,245,490

		27,403,795

US Treasury Obligations 4.6%
US Treasury Bills:
1.35% ****, 10/16/2008 (g)						24,467,000	26,377,197
1.44% ****, 10/16/2008 (g)						128,000	127,566
US Treasury Bond, 6.0%, 2/15/2026 (c)						13,000,000	15,146,014
US Treasury Inflation Indexed Note, 1.375%, 7/15/2015						90,930	88,479
US Treasury Note, 3.875%, 5/15/2018 (c)						26,000,000	25,776,556

							67,515,812

Total Government & Agency Obligations (Cost $94,332,258)							94,919,607
Exchange Traded Funds 0.2%
iShares MSCI Japan Index Fund (Cost $2,491,251)						187,505	2,250,060
Preferred Securities 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (h)						889,000	808,714
Xerox Capital Trust I, 8.0%, 2/1/2027						80,000	76,260

Total Preferred Securities (Cost $1,042,603)							884,974
						Units	Value ($)

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $347,456)						506,000	414,920
Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 2.69% (i) (j) (Cost $72,942,750)						72,942,750	72,942,750
Cash Equivalents 8.8%
Cash Management QP Trust, 2.42% (i) (Cost $127,993,684)						127,993,684	127,993,684
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,547,819,294) †						107.2	1,557,158,195
Other Assets and Liabilities, Net (c)						(7.2)	(104,615,791)

Net Assets						100.0	1,452,542,404

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	10.503%	6/4/2010	233,333	USD	233,333	0
American Color Graphics, Inc.	10.0%	6/15/2010	435,000	USD	295,700	105,487
Congoleum Corp.	8.625%	8/1/2008	572,000	USD	573,205	429,000
Quebecor World, Inc.	9.75%	1/15/2015	115,000	USD	115,000	52,325
Radnor Holdings Corp.	11.0%	3/15/2010	120,000	USD	79,038	150
Tropicana Entertainment LLC	9.625%	12/15/2014	235,000	USD	172,931	63,450
					1,469,207	650,412
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

****	Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $1,562,457,896. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $5,299,701. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $92,083,567 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $97,383,268.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)

All or a portion of these securities were on loan amounting to $59,935,198. In addition, included in other assets and liabilities are pending sales, amounting to $11,279,530, that are also on loan. The value of all securities loaned at July 31, 2008 amounted to $71,214,728 which is 4.9% of net assets.

(d)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 9/15/2008. This security is deemed to be non-income producing.
(e)	Mortgage dollar rolls included.
(f)	At July 31, 2008, this security has been pledged, in whole or in part, as collateral for open credit default swaps.
(g)	At July 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Security has deferred its 6/15/2008 interest payment until 12/15/2008. This security is deemed to be non-income producing.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipts
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage.
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
PPS: Price Protected Shares
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)
SDR: Swedish Depositary Receipts
At July 31, 2008, the Fund had unfunded loan commitments of $19,464, which could be extended at the option of the borrower, pursuant to the following loan agreements:
	Unfunded Loan		Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	13,167	12,862	(305)
Telesat Canada, Inc., Term Loan B, 10/31/2014	6,297	6,145	(152)
Total	19,464	19,007	(457)

At July 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	9/15/2008	384	34,352,441	35,611,252	1,258,811
10 Year Canadian Government Bond	9/19/2008	138	15,926,452	16,000,156	73,704
10 Year Japanese Government Bond	9/10/2008	29	36,216,134	36,667,655	451,521
10 Year US Treasury Note	9/19/2008	742	84,318,827	85,202,472	883,645
2 Year US Treasury Note	9/30/2008	273	57,685,796	57,876,000	190,204
5 Year US Treasury Note	9/30/2008	120	13,292,212	13,360,313	68,101
DJ Euro Stoxx 50 Index	9/19/2008	22	1,164,093	1,159,562	(4,531)
FTSE 100 Index	9/19/2008	38	4,457,508	4,071,512	(385,996)
Hang Seng Stock Index	8/28/2008	117	16,587,216	17,077,747	490,531
IBEX 35 Index	8/15/2008	30	5,204,103	5,541,058	336,955
Nikkei 225 Index	9/11/2008	4	278,417	266,700	(11,717)
Russell E Mini 2000 Index	9/19/2008	35	2,505,012	2,504,250	(762)
S&P/Canada 60 Index	9/18/2008	130	22,658,477	20,648,664	(2,009,813)
S&P 500 Index	9/18/2008	18	6,118,709	5,701,950	(416,759)
S&P MIB 30 Index	9/19/2008	26	6,163,963	5,779,855	(384,108)
S&P Mini 500 Index	9/19/2008	353	23,677,167	22,364,315	(1,312,852)
SPI Index	9/18/2008	70	8,855,287	8,202,749	(652,538)
SPI 200 Index	9/18/2008	3	367,726	351,546	(16,180)
United Kingdom Treasury Bond	9/26/2008	725	152,095,734	154,282,532	2,186,798
Total net unrealized appreciation					745,014

At July 31, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Federal Republic of Germany Bond	9/8/2008	1,385	240,783,094	243,065,840	(2,282,746)
CAC 40 10 Euro Index	8/15/2008	276	17,614,923	18,953,590	(1,338,667)
DAX Index	9/19/2008	39	10,529,483	9,923,575	605,908
DJ Euro Stoxx 50 Index	9/19/2008	116	6,489,291	6,114,053	375,238
EOE Dutch Stock Index	8/15/2008	24	2,812,910	2,979,190	(166,280)
Russell E Mini 2000 Index	9/19/2008	72	5,318,111	5,151,600	166,511
TOPIX Index	9/12/2008	215	27,358,715	25,937,109	1,421,606
Total net unrealized depreciation					(1,218,430)

At July 31, 2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ Depreciation ($)

10/9/2007 12/20/2008	235,000[2]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(6,422)
10/5/2007 12/20/2008	140,000[3]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(3,799)
10/13/2007 12/20/2009	265,000[1]	Fixed — 3.85%	Ford Motor Co., 6.5%, 8/1/2018	(42,015)
10/22/2007 12/20/2008	470,000[4]	Fixed — 3.05%	Ford Motor Co., 6.5%, 8/1/2018	(12,936)
12/13/2007 12/20/2009	80,000[1]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(8,205)
10/4/2007 12/20/2008	250,000[5]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(10,558)
10/22/2007 12/20/2008	470,000[4]	Fixed — 3.06%	General Motors Corp., 7.125%, 7/15/2013	(19,018)
10/3/2007 12/20/2008	235,000[3]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(9,382)
2/19/2008 3/20/2009	130,000[1]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	1,546
1/29/2008 3/20/2013	65,000[4]	Fixed — 3.0%	HCA, Inc., 7.7%, 3/20/2009	304
1/28/2008 3/20/2009	105,000[4]	Fixed — 2.65%	HCA, Inc., 7.7%, 3/20/2009	(794)
2/26/2008 3/20/2009	180,000[1]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	3,428
12/19/2007 12/20/2008	105,000[4]	Fixed — 2.9%	Tenet Healthcare Corp., 7.375%, 2/1/2013	383
Total net unrealized depreciation				(107,468)

At July 31, 2008, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Appreciation ($)

5/6/2008 6/20/2013	80,000[1]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020	6,513

Counterparties:
1	Merrill Lynch, Pierce, Fenner & Smith, Inc.
2	Goldman Sachs & Co.
3	JPMorgan Chase Securities, Inc.
4	Lehman Brothers, Inc.
5	Citigroup Global Markets, Inc.

As of July 31, 2008, the Portfolio had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US $)
EUR	842,500	USD	1,317,809	8/11/2008	4,414
AUD	157,000	USD	149,855	9/17/2008	2,974
CAD	5,192,000	USD	5,104,509	9/17/2008	37,043
CHF	71,299,000	USD	68,637,908	9/17/2008	538,296
DKK	65,272,000	USD	13,780,494	9/17/2008	172,084
EUR	20,733,000	USD	32,701,539	9/17/2008	444,441
GBP	2,281,000	USD	4,518,273	9/17/2008	13,436
JPY	1,320,901,000	USD	12,376,330	9/17/2008	98,375
USD	85,729,363	NOK	446,770,000	9/17/2008	1,063,889
SEK	11,410,000	USD	1,881,596	9/17/2008	2,206
USD	162,590,323	SGD	222,200,000	9/17/2008	311,709
Total unrealized appreciation					2,688,867

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US $)
AUD	202,585	USD	190,511	8/5/2008	(112)
CAD	510,540	USD	498,039	8/5/2008	(526)
USD	5,948	GBP	3,000	8/5/2008	(8)
USD	26,151	JPY	2,821,000	8/5/2008	(46)
USD	350,202	NOK	1,796,000	8/5/2008	(489)
USD	265,398	SEK	1,606,000	8/5/2008	(172)
USD	151,518	CAD	155,000	8/6/2008	(393)
USD	12,453,300	CAD	12,700,000	9/17/2008	(57,921)
USD	10,627,120	CHF	10,842,000	9/17/2008	(271,631)
DKK	8,360,000	USD	1,730,849	9/17/2008	(12,108)
EUR	18,951,000	USD	29,279,295	9/17/2008	(205,307)
GBP	11,378,000	USD	22,135,899	9/17/2008	(334,965)
USD	32,854,535	JPY	3,482,975,000	9/17/2008	(479,806)
USD	12,541,270	NOK	64,005,000	9/17/2008	(107,127)
USD	12,032,857	NZD	16,177,000	9/17/2008	(251,887)
USD	2,012,212	NZD	2,674,000	9/17/2008	(64,860)
USD	84,707	SEK	508,000	9/17/2008	(1,032)
USD	1,380,752	SGD	1,869,000	9/17/2008	(10,528)
Total unrealized depreciation					(1,798,918)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008